Schedule of Investments
Invesco PureBetaSM 0-5 Yr US TIPS ETF (PBTP)
July 31, 2021
(Unaudited)
	Principal Amount	Value
U.S. Treasury Securities-99.96%
U.S. Treasury Inflation — Indexed Notes-99.96%(a)
0.13%, 01/15/2022(a)	$2,189,630	$2,233,611
0.13%, 04/15/2022	2,192,235	2,246,131
0.13%, 07/15/2022	2,139,857	2,212,082
0.13%, 01/15/2023	2,132,470	2,228,176
0.63%, 04/15/2023	2,276,959	2,410,122
0.38%, 07/15/2023	2,114,521	2,253,111
0.63%, 01/15/2024	2,107,828	2,279,117
0.50%, 04/15/2024	1,533,782	1,661,670
0.13%, 07/15/2024	2,073,556	2,244,849
0.13%, 10/15/2024	1,649,389	1,789,759
0.25% - 2.38%, 01/15/2025	3,864,161	4,358,326
0.13%, 04/15/2025	1,651,855	1,801,367
0.38%, 07/15/2025	2,076,208	2,304,965
0.13%, 10/15/2025	1,588,382	1,751,065
0.63% - 2.00%, 01/15/2026	3,353,990	3,856,736
	Principal Amount	Value
U.S. Treasury Inflation — Indexed Notes-(continued)
0.13%, 04/15/2026	$1,858,955	$2,053,884
0.13%, 07/15/2026	1,847,401	2,058,040
Total U.S. Treasury Securities (Cost $39,141,227)		39,743,011
	Shares
Money Market Funds-0.11%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(b)(c) (Cost $44,842)	44,842	44,842
TOTAL INVESTMENTS IN SECURITIES-100.07% (Cost $39,186,069)		39,787,853
OTHER ASSETS LESS LIABILITIES-(0.07)%		(26,407)
NET ASSETS-100.00%		$39,761,446
Notes to Schedule of Investments:
(a)	Principal amount of security and interest payments are adjusted for inflation.
(b)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$12,806	$513,021	$(480,985)	$-	$-	$44,842	$4

(c)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Australia-7.74%
Adbri Ltd.	210	$546
Afterpay Ltd.(a)	100	7,105
AGL Energy Ltd.	290	1,541
ALS Ltd.	222	2,079
Altium Ltd.	51	1,271
Alumina Ltd.	1,156	1,419
AMP Ltd.	1,587	1,213
Ampol Ltd.	108	2,243
Ansell Ltd.	60	1,731
APA Group	545	3,818
Appen Ltd.	51	426
Aristocrat Leisure Ltd.	288	8,815
ASX Ltd.	87	4,917
Atlas Arteria Ltd.	437	2,014
Aurizon Holdings Ltd.	796	2,259
AusNet Services Ltd.	844	1,132
Australia & New Zealand Banking Group Ltd.	1,285	26,173
Bank of Queensland Ltd.	289	1,916
Beach Energy Ltd.	817	721
Bendigo & Adelaide Bank Ltd.	243	1,845
BHP Group Ltd.	1,329	52,253
BHP Group PLC	939	30,341
BlueScope Steel Ltd.	231	4,107
Boral Ltd.(a)	563	2,971
Brambles Ltd.	654	5,586
carsales.com Ltd.	99	1,592
Challenger Ltd.	266	1,113
Charter Hall Group	213	2,551
CIMIC Group Ltd.	45	682
Cleanaway Waste Management Ltd.	626	1,169
Cochlear Ltd.	29	5,230
Coles Group Ltd.	571	7,341
Commonwealth Bank of Australia	802	58,745
Computershare Ltd.	243	2,786
Crown Resorts Ltd.(a)	162	1,025
CSL Ltd.	206	43,747
CSR Ltd.	222	909
Deterra Royalties Ltd.	192	659
Dexus	486	3,672
Domain Holdings Australia Ltd.(a)	105	375
Domino’s Pizza Enterprises Ltd.	27	2,315
Downer EDI Ltd.	275	1,067
Endeavour Group Ltd.(a)	571	2,783
Evolution Mining Ltd.	737	2,264
Flight Centre Travel Group Ltd.(a)(b)	66	730
Fortescue Metals Group Ltd.	717	13,128
Glencore PLC(a)	5,429	24,422
Goodman Group	818	13,613
GPT Group (The)	901	3,093
Harvey Norman Holdings Ltd.	275	1,146
IDP Education Ltd.	63	1,306
IGO Ltd.	283	1,937
Iluka Resources Ltd.	192	1,401
Incitec Pivot Ltd.	883	1,739
Insurance Australia Group Ltd.	1,069	3,811
IOOF Holdings Ltd.	287	882
JB Hi-Fi Ltd.	51	1,801
Lendlease Corp. Ltd.	305	2,728
Macquarie Group Ltd.	147	16,953
Magellan Financial Group Ltd.	63	2,263
Medibank Pvt Ltd.	1,275	3,102
	Shares	Value
Australia-(continued)
Metcash Ltd.(b)	470	$1,385
Mineral Resources Ltd.	63	2,918
Mirvac Group	1,817	3,820
National Australia Bank Ltd.	1,488	28,361
Newcrest Mining Ltd.	368	7,166
NEXTDC Ltd.(a)	207	1,940
Northern Star Resources Ltd.	522	3,921
Nufarm Ltd.(a)	147	466
Oil Search Ltd.	958	2,683
Orica Ltd.	186	1,694
Origin Energy Ltd.	814	2,459
Orora Ltd.	446	1,180
OZ Minerals Ltd.	147	2,505
Perpetual Ltd.	21	579
Platinum Asset Management Ltd.	138	415
Qantas Airways Ltd.(a)	333	1,124
QBE Insurance Group Ltd.	671	5,371
Qube Holdings Ltd.	671	1,440
Ramsay Health Care Ltd.(b)	80	3,772
REA Group Ltd.(b)	23	2,733
Reece Ltd.	121	2,091
Rio Tinto Ltd.	168	16,476
Rio Tinto PLC	491	41,649
Santos Ltd.	798	3,783
Scentre Group	2,341	4,474
SEEK Ltd.	159	3,421
Seven Group Holdings Ltd.	60	1,025
Shopping Centres Australasia Property Group	488	882
Sonic Healthcare Ltd.	219	6,442
South32 Ltd.	2,130	4,650
Star Entertainment Group Ltd. (The)(a)	383	963
Stockland	1,102	3,564
Suncorp Group Ltd.	581	4,928
Sydney Airport(a)	596	3,422
Tabcorp Holdings Ltd.	939	3,417
Telstra Corp. Ltd.	1,878	5,218
TPG Telecom Ltd.	168	763
Transurban Group	1,235	12,981
Treasury Wine Estates Ltd.	335	2,933
Vicinity Centres	1,734	1,982
Washington H Soul Pattinson & Co. Ltd.	42	1,008
Wesfarmers Ltd.	510	22,920
Westpac Banking Corp.	1,656	29,847
Whitehaven Coal Ltd.(a)	398	650
WiseTech Global Ltd.	39	883
Woodside Petroleum Ltd.	434	6,990
Woolworths Group Ltd.	571	16,268
Worley Ltd.	147	1,207
		683,291
Austria-0.29%
ams AG(a)	115	2,199
ANDRITZ AG	33	1,819
Erste Group Bank AG	128	4,965
Mondi PLC	221	6,133
OMV AG	66	3,563
Raiffeisen Bank International AG	60	1,420
Telekom Austria AG(a)	63	537
Verbund AG	30	2,769
voestalpine AG	54	2,381
		25,786
See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Belgium-0.83%
Ackermans & van Haaren N.V.	9	$1,551
Ageas S.A./N.V.	81	4,280
Anheuser-Busch InBev S.A./N.V.	378	23,936
Elia Group S.A./N.V.	15	1,774
Etablissements Franz Colruyt N.V.	24	1,364
Galapagos N.V.(a)	21	1,275
Groupe Bruxelles Lambert S.A.	48	5,584
KBC Group N.V.	124	9,984
Proximus SADP(b)	63	1,294
Sofina S.A.	7	3,280
Solvay S.A., Class A	32	4,269
Telenet Group Holding N.V.	21	787
UCB S.A.	54	5,840
Umicore S.A.	93	5,766
Warehouses De Pauw C.V.A.	63	2,710
		73,694
Bermuda-0.00%
Brightoil Petroleum Holdings Ltd.(a)(c)	462	0
Brazil-0.05%
Yara International ASA(b)	78	4,108
Cambodia-0.01%
NagaCorp Ltd.	692	508
Chile-0.04%
Antofagasta PLC(b)	158	3,283
China-0.63%
AAC Technologies Holdings, Inc.	332	1,989
BOC Hong Kong Holdings Ltd.	1,713	5,511
Budweiser Brewing Co. APAC Ltd.(d)	798	2,228
China Travel International Investment Hong Kong Ltd.(a)	1,198	173
Chow Tai Fook Jewellery Group Ltd.	709	1,483
ESR Cayman Ltd.(a)(d)	802	2,817
FIH Mobile Ltd.(a)	1,371	187
Kerry Logistics Network Ltd.	263	783
Lee & Man Paper Manufacturing Ltd.	1,000	746
Lenovo Group Ltd.	3,428	3,194
MicroPort Scientific Corp.(b)	219	1,650
Minth Group Ltd.	329	1,389
MMG Ltd.(a)	1,057	539
Nexteer Automotive Group Ltd.	389	485
Prosus N.V.(a)	195	17,308
Shangri-La Asia Ltd.(a)	527	468
Shui On Land Ltd.(a)	1,644	262
SITC International Holdings Co. Ltd.	545	2,244
Sun Art Retail Group Ltd.(a)	548	341
Tingyi Cayman Islands Holding Corp.	889	1,601
Towngas China Co. Ltd.(a)	488	321
Uni-President China Holdings Ltd.	548	550
Want Want China Holdings Ltd.	2,632	1,775
Wharf Holdings Ltd. (The)	413	1,400
Wilmar International Ltd.	928	2,981
Xinyi Glass Holdings Ltd.	955	3,564
		55,989
Denmark-2.33%
Ambu A/S, Class B	78	2,885
AP Moller - Maersk A/S, Class A	2	5,347
AP Moller - Maersk A/S, Class B	3	8,329
Carlsberg A/S, Class B	45	8,318
Chr. Hansen Holding A/S	48	4,316
Coloplast A/S, Class B	60	10,971
	Shares	Value
Denmark-(continued)
Danske Bank A/S	297	$5,208
Demant A/S(a)	48	2,933
DSV Panalpina A/S	89	21,679
Genmab A/S(a)	27	12,202
GN Store Nord A/S	60	5,257
H Lundbeck A/S	27	815
Novo Nordisk A/S, Class B	731	67,589
Novozymes A/S, Class B	89	6,990
Orsted A/S(d)	86	12,769
Pandora A/S	44	5,696
Rockwool International A/S, Class B	3	1,591
SimCorp A/S	18	2,501
Tryg A/S	141	3,485
Vestas Wind Systems A/S	455	16,770
		205,651
Finland-1.33%
Elisa OYJ	66	4,240
Fortum OYJ	198	5,456
Huhtamaki OYJ	42	2,237
Kesko OYJ, Class B	123	5,273
Kojamo OYJ	90	2,215
Kone OYJ, Class B	178	14,737
Metso Outotec OYJ	278	3,157
Neste OYJ	189	11,614
Nokia OYJ(a)	2,539	15,569
Nokian Renkaat OYJ	63	2,656
Nordea Bank Abp	1,601	18,795
Orion OYJ, Class B	48	2,043
Sampo OYJ, Class A	228	10,982
Stora Enso OYJ, Class R	260	5,144
UPM-Kymmene OYJ	241	9,842
Wartsila OYJ Abp	225	3,386
		117,346
France-9.20%
Accor S.A.(a)	83	2,939
Adevinta ASA, Class B(a)	105	2,019
Aeroports de Paris(a)(b)	12	1,454
Air Liquide S.A.	211	36,675
Airbus SE(a)	252	34,574
ALD S.A.(d)	36	527
Alstom S.A.(a)(b)	133	5,514
Amundi S.A.(d)	27	2,494
Arkema S.A.	30	3,815
Atos SE	42	2,008
AXA S.A.	868	22,520
BioMerieux	19	2,265
BNP Paribas S.A.	488	29,773
Bollore S.A.	455	2,542
Bouygues S.A.	96	3,699
Bureau Veritas S.A.	126	4,160
Capgemini SE	71	15,344
Carrefour S.A.	261	4,847
Casino Guichard Perrachon S.A.(a)	24	678
Cie de Saint-Gobain	214	15,289
Cie Generale des Etablissements Michelin S.C.A.	80	13,063
Cie Plastic Omnium S.A.	27	857
CNP Assurances	69	1,175
Covivio	23	2,161
Credit Agricole S.A.(b)	526	7,335
Danone S.A.	271	19,943
Dassault Aviation S.A.	1	1,191

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
France-(continued)
Dassault Systemes SE	305	$16,825
Edenred	111	6,447
Eiffage S.A.	34	3,465
Electricite de France S.A.	237	2,885
ENGIE S.A.	748	9,980
EssilorLuxottica S.A.	133	25,101
Eurazeo SE	21	2,034
Faurecia SE	54	2,410
Gecina S.A.	23	3,651
Getlink SE	210	3,363
Hermes International	14	21,399
ICADE	15	1,372
Iliad S.A.	6	1,295
Imerys S.A.	18	833
Ipsen S.A.	15	1,603
JCDecaux S.A.(a)	33	900
Kering S.A.	33	29,591
Klepierre S.A.	87	2,110
La Francaise des Jeux SAEM(d)	39	2,086
Legrand S.A.	121	13,619
L’Oreal S.A.	110	50,336
LVMH Moet Hennessy Louis Vuitton SE	114	91,099
Neoen S.A.(a)(d)	13	564
Orange S.A.	865	9,637
Orpea S.A.	21	2,666
Pernod Ricard S.A.	94	20,744
Publicis Groupe S.A.	99	6,248
Remy Cointreau S.A.	11	2,416
Renault S.A.(a)	84	3,190
Rexel S.A.(a)	138	2,909
Rubis S.C.A.	42	1,684
Safran S.A.	158	20,665
Sanofi	492	50,687
Sartorius Stedim Biotech	11	6,278
SCOR SE	72	2,014
SEB S.A.	14	2,326
Societe Generale S.A.	350	10,262
Sodexo S.A.(a)	39	3,325
SOITEC(a)	10	2,395
Suez S.A.	171	3,988
Technip Energies N.V.(a)	56	759
Teleperformance	26	10,963
Thales S.A.	45	4,722
TotalEnergies SE	1,095	47,653
Ubisoft Entertainment S.A.(a)(b)	42	2,666
Unibail-Rodamco-Westfield(a)	61	5,076
Valeo	111	3,209
Veolia Environnement S.A.	231	7,582
Vinci S.A.	223	23,590
Vivendi SE(b)	336	11,355
Wendel SE	12	1,685
Worldline S.A.(a)(d)	110	10,293
		812,816
Germany-8.26%
1&1 AG	21	624
adidas AG	87	31,579
Allianz SE	186	46,317
Aroundtown S.A.	541	4,238
Auto1 Group SE(a)(d)	30	1,468
BASF SE	413	32,430
Bayer AG	443	26,418
Bayerische Motoren Werke AG	145	14,422
	Shares	Value
Germany-(continued)
Bayerische Motoren Werke AG, Preference Shares	27	$2,318
Bechtle AG	12	2,478
Beiersdorf AG	45	5,344
Brenntag SE	70	6,989
Carl Zeiss Meditec AG, BR	17	3,786
Commerzbank AG(a)	482	3,109
Continental AG(a)	49	6,659
Covestro AG(d)	82	5,276
CTS Eventim AG & Co. KGaA(a)	27	1,835
Daimler AG	380	33,921
Deutsche Bank AG(a)	922	11,652
Deutsche Boerse AG	84	14,020
Deutsche Lufthansa AG(a)(b)	135	1,528
Deutsche Post AG	441	29,865
Deutsche Telekom AG	1,457	30,245
Deutsche Wohnen SE(b)	156	9,738
DWS Group GmbH & Co. KGaA(d)	15	708
E.ON SE	976	12,004
Evonik Industries AG	87	3,023
Evotec SE(a)	67	2,779
Fielmann AG	12	901
Fraport AG Frankfurt Airport Services Worldwide(a)	15	987
Fresenius Medical Care AG & Co. KGaA	93	7,338
Fresenius SE & Co. KGaA	183	9,617
Fuchs Petrolub SE	15	600
Fuchs Petrolub SE, Preference Shares	33	1,644
GEA Group AG	75	3,325
Hannover Rueck SE	27	4,543
HeidelbergCement AG	69	6,119
Hella GmbH & Co. KGaA(a)	21	1,471
HelloFresh SE(a)	67	6,283
Henkel AG & Co. KGaA	45	4,090
Henkel AG & Co. KGaA, Preference Shares	80	8,109
HOCHTIEF AG(b)	9	714
Infineon Technologies AG	587	22,368
KION Group AG	36	3,821
Knorr-Bremse AG	30	3,401
LANXESS AG	39	2,824
LEG Immobilien SE	33	5,218
Merck KGaA	59	12,079
METRO AG	60	778
MTU Aero Engines AG	24	6,008
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	64	17,296
Nemetschek SE	24	2,118
Porsche Automobil Holding SE, Preference Shares	70	7,577
ProSiebenSat.1 Media SE	72	1,370
Puma SE	45	5,523
Rational AG	2	2,172
Rheinmetall AG	20	1,920
RWE AG	284	10,106
SAP SE	502	71,933
Sartorius AG, Preference Shares	11	6,650
Scout24 AG(d)	39	3,340
Siemens AG	342	53,361
Siemens Energy AG(a)	170	4,624
Siemens Healthineers AG(d)	125	8,253
Symrise AG	57	8,401
Talanx AG	24	1,021
TeamViewer AG(a)(d)	72	2,420
Telefonica Deutschland Holding AG	308	831
thyssenkrupp AG(a)	213	2,124

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Germany-(continued)
Traton SE	24	$753
TUI AG(a)(b)	331	1,561
Uniper SE	40	1,563
United Internet AG	48	1,986
Varta AG	6	1,039
Volkswagen AG	15	4,980
Volkswagen AG, Preference Shares	84	20,469
Vonovia SE	256	17,054
Wacker Chemie AG	6	884
Zalando SE(a)(d)	98	10,896
		729,236
Hong Kong-2.57%
AIA Group Ltd.	5,504	65,939
ASM Pacific Technology Ltd.	141	1,814
Bank of East Asia Ltd. (The)	566	932
Cafe de Coral Holdings Ltd.	159	309
Cathay Pacific Airways Ltd.(a)(b)	377	302
Champion REIT	931	530
CK Asset Holdings Ltd.	1,081	7,366
CK Hutchison Holdings Ltd.	1,237	9,041
CK Infrastructure Holdings Ltd.	296	1,788
CLP Holdings Ltd.	763	7,874
Dah Sing Banking Group Ltd.	174	179
Dah Sing Financial Holdings Ltd.	69	218
Dairy Farm International Holdings Ltd.	141	530
Guotai Junan International Holdings Ltd.	1,111	167
Haitong International Securities Group Ltd.	1,069	275
Hang Lung Group Ltd.	416	1,017
Hang Lung Properties Ltd.	967	2,501
Hang Seng Bank Ltd.	332	6,370
Henderson Land Development Co. Ltd.	617	2,759
Hong Kong & China Gas Co. Ltd. (The)	5,023	8,183
Hong Kong Exchanges & Clearing Ltd.	584	37,274
Hongkong Land Holdings Ltd.	557	2,529
Huabao International Holdings Ltd.	425	976
Hutchison Port Holdings Trust, Class U	2,316	544
Hutchison Telecommunications Hong Kong Holdings Ltd.	614	119
Hysan Development Co. Ltd.	296	1,166
Jardine Matheson Holdings Ltd.	99	5,885
Johnson Electric Holdings Ltd., H Shares	162	380
Kerry Properties Ltd.	284	837
Lifestyle International Holdings Ltd.(a)	213	152
Link REIT	958	9,159
Man Wah Holdings Ltd.	501	1,004
Mapletree North Asia Commercial Trust(d)	958	715
Melco International Development Ltd.	380	606
MTR Corp. Ltd.	668	3,958
New World Development Co. Ltd.	656	3,111
NWS Holdings Ltd.	665	669
PCCW Ltd.	1,985	1,040
Power Assets Holdings Ltd.	623	4,024
Shun Tak Holdings Ltd.(a)	883	256
Sino Land Co. Ltd.	1,416	2,168
Sun Hung Kai Properties Ltd.	656	9,395
Swire Pacific Ltd., Class A	240	1,490
Swire Pacific Ltd., Class B	440	449
Swire Properties Ltd.	503	1,430
Techtronic Industries Co. Ltd.	596	10,653
United Energy Group Ltd.	3,446	470
Vinda International Holdings Ltd.	117	330
Vitasoy International Holdings Ltd.(b)	362	1,016
	Shares	Value
Hong Kong-(continued)
VTech Holdings Ltd.	75	$743
WH Group Ltd.	4,000	3,315
Wharf Real Estate Investment Co. Ltd.	470	2,652
Yue Yuen Industrial Holdings Ltd.(a)	344	726
		227,335
Indonesia-0.01%
First Pacific Co. Ltd.	1,111	370
Golden Agri-Resources Ltd.	2,845	483
		853
Ireland-0.65%
AIB Group PLC(a)(b)	357	877
CRH PLC	354	17,743
Flutter Entertainment PLC(a)	76	12,997
Glanbia PLC(b)	89	1,529
Kerry Group PLC, Class A	70	10,376
Kingspan Group PLC	69	7,503
Smurfit Kappa Group PLC	117	6,571
		57,596
Israel-0.53%
Airport City Ltd.(a)	33	564
Alony Hetz Properties & Investments Ltd.	48	657
Amot Investments Ltd.	63	419
Ashtrom Group Ltd.	17	365
Azrieli Group Ltd.	18	1,441
Bank Hapoalim BM(a)	534	4,270
Bank Leumi Le-Israel BM(a)	651	4,999
Bezeq The Israeli Telecommunication Corp. Ltd.(a)	943	1,011
Big Shopping Centers Ltd.(a)	4	563
Elbit Systems Ltd.	11	1,458
Electra Ltd.	1	563
Energix-Renewable Energies Ltd.(b)	84	332
Enlight Renewable Energy Ltd.(a)	407	910
Fattal Holdings 1998 Ltd.(a)	2	175
First International Bank of Israel Ltd.(a)	24	764
Gav-Yam Lands Corp. Ltd.	44	417
Gazit-Globe Ltd., (Acquired 09/19/2017 - 12/07/2020; Cost $290)(e)	39	292
Harel Insurance Investments & Financial Services Ltd.	51	486
ICL Group Ltd.	320	2,335
Israel Discount Bank Ltd., Class A(a)	539	2,539
Maytronics Ltd.	20	436
Melisron Ltd.(a)	9	667
Mivne Real Estate KD Ltd.	311	933
Mizrahi Tefahot Bank Ltd.(a)	60	1,825
Nice Ltd.(a)	29	8,135
Nova Ltd.(a)	13	1,249
OPC Energy Ltd.(a)	33	314
Paz Oil Co. Ltd.(a)	4	483
Phoenix Holdings Ltd. (The)	57	547
Sapiens International Corp. N.V.	12	304
Shapir Engineering and Industry Ltd.	51	380
Shikun & Binui Ltd.(a)	94	537
Shufersal Ltd.	51	411
Strauss Group Ltd.	18	500
Teva Pharmaceutical Industries Ltd.(a)	444	4,358
Tower Semiconductor Ltd.(a)	48	1,311
		46,950
Italy-1.95%
A2A S.p.A.	713	1,514
Amplifon S.p.A.	57	2,817

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Italy-(continued)
Assicurazioni Generali S.p.A.	584	$11,669
Atlantia S.p.A.(a)	225	4,082
Banca Mediolanum S.p.A.	117	1,152
Buzzi Unicem S.p.A.	45	1,190
Davide Campari-Milano N.V.	223	3,136
DiaSorin S.p.A.	10	2,030
Enel S.p.A.	3,505	32,335
Eni S.p.A.	1,126	13,384
Ferrari N.V.	55	11,991
FinecoBank Banca Fineco S.p.A.(a)	275	4,929
Hera S.p.A.	356	1,515
Infrastrutture Wireless Italiane S.p.A.(d)	159	1,798
Intesa Sanpaolo S.p.A.	7,486	20,696
Italgas S.p.A.	225	1,525
Leonardo S.p.A.(a)	180	1,416
Mediobanca Banca di Credito Finanziario S.p.A.(a)	334	3,915
Moncler S.p.A.	97	6,671
Nexi S.p.A.(a)(d)	197	4,224
Pirelli & C S.p.A.(d)	216	1,306
Poste Italiane S.p.A.(d)	210	2,782
PRADA S.p.A.	243	1,898
Prysmian S.p.A.	119	4,264
Recordati Industria Chimica e Farmaceutica S.p.A.	45	2,784
Snam S.p.A.	1,009	6,107
Telecom Italia S.p.A.	4,919	2,163
Telecom Italia S.p.A., RSP	2,790	1,302
Terna Rete Elettrica Nazionale S.p.A.	641	5,096
UniCredit S.p.A.	988	11,842
UnipolSai Assicurazioni S.p.A.(b)	192	534
		172,067
Japan-23.05%
ABC-Mart, Inc.	12	658
Acom Co. Ltd.	180	736
Advance Residence Investment Corp.	1	3,403
Advantest Corp.	93	8,143
Aeon Co. Ltd.	332	9,036
AEON Financial Service Co. Ltd.	54	662
Aeon Mall Co. Ltd.	57	863
AGC, Inc.	84	3,570
Aica Kogyo Co. Ltd.	24	842
Ain Holdings, Inc.	12	730
Air Water, Inc.(b)	72	1,073
Aisin Corp.	84	3,379
Ajinomoto Co., Inc.	228	5,788
Alfresa Holdings Corp.	84	1,272
Alps Alpine Co. Ltd.	90	929
Amada Co. Ltd.	156	1,589
Amano Corp.	30	734
ANA Holdings, Inc.(a)	54	1,261
Anritsu Corp.	63	1,096
Aozora Bank Ltd.	54	1,211
Ariake Japan Co. Ltd.	9	520
As One Corp.	6	811
Asahi Group Holdings Ltd.	180	8,054
Asahi Intecc Co. Ltd.	87	2,345
Asahi Kasei Corp.	575	6,219
Asics Corp.	84	1,843
ASKUL Corp.	18	270
Astellas Pharma, Inc.	874	13,849
Azbil Corp.	60	2,326
Bandai Namco Holdings, Inc.	90	5,790
Bank of Kyoto Ltd. (The)(b)	33	1,416
	Shares	Value
Japan-(continued)
BayCurrent Consulting, Inc.	6	$2,378
Benefit One, Inc.	30	984
Benesse Holdings, Inc.	33	756
Bic Camera, Inc.	72	741
Bridgestone Corp.	272	11,896
Brother Industries Ltd.	111	2,240
Calbee, Inc.	36	825
Canon Marketing Japan, Inc.	21	467
Canon, Inc.	467	10,623
Capcom Co. Ltd.	84	2,300
Casio Computer Co. Ltd.	102	1,652
Central Japan Railway Co.	84	12,135
Chiba Bank Ltd. (The)	314	1,782
Chubu Electric Power Co., Inc.	335	4,018
Chugai Pharmaceutical Co. Ltd.	299	10,952
Chugoku Bank Ltd. (The)	81	642
Chugoku Electric Power Co., Inc. (The)	138	1,247
Coca-Cola Bottlers Japan Holdings, Inc.	69	1,122
COMSYS Holdings Corp.	54	1,493
Concordia Financial Group Ltd.	515	1,839
Cosmo Energy Holdings Co. Ltd.	30	694
Cosmos Pharmaceutical Corp.	6	1,016
Credit Saison Co. Ltd.	75	887
CyberAgent, Inc.	180	3,221
Dai Nippon Printing Co. Ltd.	141	3,297
Daicel Corp.	141	1,167
Daido Steel Co. Ltd.	18	843
Daifuku Co. Ltd.	45	4,006
Dai-ichi Life Holdings, Inc.	506	9,276
Daiichi Sankyo Co. Ltd.	847	16,666
Daiichikosho Co. Ltd.	21	732
Daikin Industries Ltd.	123	25,401
Daio Paper Corp.	35	600
Daito Trust Construction Co. Ltd.	30	3,510
Daiwa House Industry Co. Ltd.	305	9,296
Daiwa House REIT Investment Corp.	1	2,970
Daiwa Securities Group, Inc.	725	3,792
DeNA Co. Ltd.	51	958
Denka Co. Ltd.	42	1,447
Denso Corp.	210	14,316
Dentsu Group, Inc.(b)	105	3,631
DIC Corp.	39	1,049
Disco Corp.	12	3,406
DMG Mori Co. Ltd.	48	743
Dowa Holdings Co. Ltd.	21	810
East Japan Railway Co.	168	11,144
Ebara Corp.	48	2,353
Eisai Co. Ltd.	123	10,067
Elecom Co. Ltd.	20	351
Electric Power Development Co. Ltd.	78	1,144
ENEOS Holdings, Inc.	1,405	5,882
Ezaki Glico Co. Ltd.	24	894
Fancl Corp.	30	949
FANUC Corp.	87	19,326
Fast Retailing Co. Ltd.	24	16,165
Food & Life Cos. Ltd.	48	1,946
FP Corp.	24	921
Fuji Electric Co. Ltd.	54	2,342
Fuji Kyuko Co. Ltd.	1	46
Fuji Media Holdings, Inc.	21	227
Fuji Oil Holdings, Inc.	21	474
FUJIFILM Holdings Corp.	161	11,488

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Japan-(continued)
Fujitsu General Ltd.	27	$693
Fujitsu Ltd.	90	15,224
Fukuoka Financial Group, Inc.	69	1,160
Fukuyama Transporting Co. Ltd.	15	560
Furukawa Electric Co. Ltd.	30	768
Fuyo General Lease Co. Ltd.	9	586
GLP J-REIT	2	3,581
GMO internet, Inc.	27	709
GMO Payment Gateway, Inc.	18	2,306
GOLDWIN, Inc.	18	1,120
GS Yuasa Corp.	36	917
GungHo Online Entertainment, Inc.	15	277
Gunma Bank Ltd. (The)	204	651
H.U. Group Holdings, Inc.	24	621
Hachijuni Bank Ltd. (The)	195	629
Hakuhodo DY Holdings, Inc.	114	1,726
Hamamatsu Photonics K.K.	63	3,484
Hankyu Hanshin Holdings, Inc.	102	2,997
Haseko Corp.	132	1,775
Heiwa Corp.	24	418
Hikari Tsushin, Inc.	9	1,552
Hino Motors Ltd.	126	1,094
Hirogin Holdings, Inc.	138	741
Hirose Electric Co. Ltd.	15	2,235
Hisamitsu Pharmaceutical Co., Inc.	33	1,436
Hitachi Construction Machinery Co. Ltd.	51	1,429
Hitachi Ltd.	428	24,405
Hitachi Metals Ltd.(a)	93	1,813
Hitachi Transport System Ltd.	21	837
Hokuriku Electric Power Co.	81	422
Honda Motor Co. Ltd.	774	24,634
Horiba Ltd.	18	1,228
Hoshizaki Corp.	24	2,005
House Foods Group, Inc.	36	1,117
Hoya Corp.	171	24,002
Hulic Co. Ltd.	168	1,903
Ibiden Co. Ltd.	51	2,681
Ichigo, Inc.	96	287
Idemitsu Kosan Co. Ltd.	111	2,603
IHI Corp.(a)	63	1,444
Iida Group Holdings Co. Ltd.	66	1,582
Industrial & Infrastructure Fund Investment Corp.	1	1,931
INPEX Corp.	437	3,086
IR Japan Holdings Ltd.	4	494
Isetan Mitsukoshi Holdings Ltd.	171	1,148
Isuzu Motors Ltd.	237	3,131
Ito En Ltd.	27	1,587
ITOCHU Corp.	619	18,229
Itochu Techno-Solutions Corp.	48	1,467
Itoham Yonekyu Holdings, Inc.	63	417
Iwatani Corp.	22	1,257
Iyo Bank Ltd. (The)	129	635
Izumi Co. Ltd.	18	613
J. Front Retailing Co. Ltd.	117	978
Japan Airlines Co. Ltd.(a)	57	1,186
Japan Airport Terminal Co. Ltd.(a)	21	901
Japan Aviation Electronics Industry Ltd.	21	332
Japan Exchange Group, Inc.	257	5,810
Japan Metropolitan Fund Investment Corp.	3	3,130
Japan Post Bank Co. Ltd.(a)	195	1,652
Japan Post Holdings Co. Ltd.	611	5,172
Japan Post Insurance Co. Ltd.	90	1,589
	Shares	Value
Japan-(continued)
Japan Real Estate Investment Corp.	1	$6,260
Japan Tobacco, Inc.	548	10,685
JCR Pharmaceuticals Co. Ltd.	24	675
JFE Holdings, Inc.	246	2,972
JGC Holdings Corp.	102	909
JSR Corp.	90	2,997
JTEKT Corp.	108	1,016
JustSystems Corp.	15	868
Kagome Co. Ltd.	36	922
Kajima Corp.	216	2,761
Kakaku.com, Inc.	63	1,709
Kaken Pharmaceutical Co. Ltd.	15	661
Kamigumi Co. Ltd.	48	1,007
Kandenko Co. Ltd.	48	401
Kaneka Corp.	27	1,064
Kansai Electric Power Co., Inc. (The)	347	3,274
Kansai Paint Co. Ltd.	93	2,272
Kao Corp.	219	13,118
Kawasaki Heavy Industries Ltd.(a)	69	1,432
KDDI Corp.	756	22,952
Keihan Holdings Co. Ltd.	45	1,230
Keikyu Corp.	117	1,382
Keio Corp.	54	3,006
Keisei Electric Railway Co. Ltd.	66	1,951
Kewpie Corp.	54	1,210
Keyence Corp.	81	44,829
Kikkoman Corp.(b)	84	5,113
Kinden Corp.	63	1,015
Kintetsu Group Holdings Co. Ltd.(a)	84	2,820
Kirin Holdings Co. Ltd.	371	6,761
Kobayashi Pharmaceutical Co. Ltd.(b)	27	2,145
Kobe Bussan Co. Ltd.(b)	24	806
Kobe Steel Ltd.	141	935
Koei Tecmo Holdings Co. Ltd.	35	1,639
Koito Manufacturing Co. Ltd.	54	3,277
KOKUYO Co. Ltd.	39	629
Komatsu Ltd.	422	10,878
Konami Holdings Corp.	45	2,477
Konica Minolta, Inc.	216	1,102
Kose Corp.	12	1,886
Kotobuki Spirits Co. Ltd.	9	537
K’s Holdings Corp.	78	918
Kubota Corp.	512	10,625
Kuraray Co. Ltd.	168	1,551
Kurita Water Industries Ltd.	51	2,463
Kusuri no Aoki Holdings Co. Ltd.	6	401
Kyocera Corp.	141	8,655
Kyoritsu Maintenance Co. Ltd.	12	395
Kyowa Exeo Corp.	42	1,038
Kyowa Kirin Co. Ltd.	120	3,887
Kyudenko Corp.	18	637
Kyushu Electric Power Co., Inc.	219	1,656
Kyushu Financial Group, Inc.	183	650
Kyushu Railway Co.	75	1,685
LaSalle Logiport REIT	1	1,831
Lasertec Corp.	36	6,715
Lawson, Inc.(b)	21	1,050
Lintec Corp.	24	521
Lion Corp.	120	2,071
Lixil Corp.	123	3,333
M3, Inc.	192	12,473
Mabuchi Motor Co. Ltd.	24	897

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Japan-(continued)
Maeda Corp.	63	$526
Maeda Road Construction Co. Ltd.	27	513
Makita Corp.	117	6,034
Mani, Inc.	27	573
Marubeni Corp.	746	6,294
Marui Group Co. Ltd.	99	1,722
Maruichi Steel Tube Ltd.	30	720
Maruwa Unyu Kikan Co. Ltd.	20	279
Matsui Securities Co. Ltd.	48	344
Matsumotokiyoshi Holdings Co. Ltd.	36	1,591
Mazda Motor Corp.(a)	272	2,657
Mebuki Financial Group, Inc.	485	1,034
Medipal Holdings Corp.	75	1,406
Megmilk Snow Brand Co. Ltd.	21	394
MEIJI Holdings Co. Ltd.	63	3,892
MINEBEA MITSUMI, Inc.	192	5,135
MISUMI Group, Inc.	132	4,570
Mitsubishi Chemical Holdings Corp.	587	4,897
Mitsubishi Corp.	551	15,373
Mitsubishi Electric Corp.	913	12,279
Mitsubishi Estate Co. Ltd.	545	8,501
Mitsubishi Gas Chemical Co., Inc.	90	1,861
Mitsubishi HC Capital, Inc.	314	1,705
Mitsubishi Heavy Industries Ltd.	135	3,867
Mitsubishi Logistics Corp.	33	974
Mitsubishi Materials Corp.	60	1,243
Mitsubishi Motors Corp.(a)	299	834
Mitsubishi Shokuhin Co. Ltd.	6	154
Mitsubishi UFJ Financial Group, Inc.	5,669	29,882
Mitsui & Co. Ltd.	739	16,830
Mitsui Chemicals, Inc.	87	2,755
Mitsui Fudosan Co. Ltd.	434	10,094
Mitsui Mining & Smelting Co. Ltd.	27	764
Mitsui OSK Lines Ltd.	51	2,626
Miura Co. Ltd.	48	2,106
Mizuho Financial Group, Inc.	1,171	16,703
Mochida Pharmaceutical Co. Ltd.	12	392
MonotaRO Co. Ltd.	108	2,476
Mori Hills REIT Investment Corp.	1	1,468
Morinaga & Co. Ltd.	18	569
Morinaga Milk Industry Co. Ltd.	18	1,007
MS&AD Insurance Group Holdings, Inc.	202	6,221
Murata Manufacturing Co. Ltd.	266	21,910
Nabtesco Corp.	54	2,027
Nagase & Co. Ltd.	51	776
Nagoya Railroad Co. Ltd.(a)	87	1,458
Nankai Electric Railway Co. Ltd.	51	1,076
NEC Corp.	120	6,057
NEC Networks & System Integration Corp.	33	582
NET One Systems Co. Ltd.	39	1,333
Nexon Co. Ltd.	192	3,933
NGK Insulators Ltd.	126	2,000
NGK Spark Plug Co. Ltd.	90	1,316
NH Foods Ltd.	48	1,931
NHK Spring Co. Ltd.	78	598
Nichirei Corp.	51	1,393
Nidec Corp.	208	23,197
Nifco, Inc.	42	1,385
Nihon Kohden Corp.	36	1,096
Nihon M&A Center, Inc.	120	3,324
Nihon Unisys Ltd.	30	899
Nikon Corp.	165	1,523
	Shares	Value
Japan-(continued)
Nintendo Co. Ltd.	48	$24,667
Nippo Corp.	24	663
Nippon Building Fund, Inc.	1	6,451
Nippon Electric Glass Co. Ltd.	39	879
Nippon Express Co. Ltd.	33	2,393
Nippon Kayaku Co. Ltd.	81	835
Nippon Paint Holdings Co. Ltd.(b)	360	4,566
Nippon Paper Industries Co. Ltd.	45	523
Nippon Prologis REIT, Inc.	1	3,335
Nippon Sanso Holdings Corp.	69	1,518
Nippon Shinyaku Co. Ltd.	24	1,798
Nippon Shokubai Co. Ltd.	15	718
Nippon Steel Corp.	383	6,603
Nippon Telegraph & Telephone Corp.	551	14,070
Nippon Television Holdings, Inc.	12	133
Nippon Yusen K.K.	75	4,018
Nipro Corp.	57	705
Nishi-Nippon Railroad Co. Ltd.	36	858
Nissan Chemical Corp.	63	3,065
Nissan Motor Co. Ltd.(a)	892	5,128
Nisshin Seifun Group, Inc.	123	1,979
Nissin Foods Holdings Co. Ltd.	33	2,345
Nitori Holdings Co. Ltd.	33	6,256
Nitto Denko Corp.	72	5,314
Noevir Holdings Co. Ltd.	6	298
NOF Corp.	33	1,669
NOK Corp.(b)	54	709
Nomura Holdings, Inc.	1,371	6,847
Nomura Real Estate Holdings, Inc.	57	1,406
Nomura Real Estate Master Fund, Inc.	2	3,173
Nomura Research Institute Ltd.	120	3,849
NS Solutions Corp.	15	475
NSK Ltd.	216	1,769
NTT Data Corp.	302	4,653
Obayashi Corp.	323	2,622
OBIC Business Consultants Co. Ltd.	6	307
Obic Co. Ltd.	30	5,254
Odakyu Electric Railway Co. Ltd.	144	3,414
Oji Holdings Corp.	419	2,401
OKUMA Corp.	15	745
Olympus Corp.	458	9,371
Omron Corp.	87	7,388
Ono Pharmaceutical Co. Ltd.	201	4,552
Open House Co. Ltd.	30	1,509
Oracle Corp. Japan	15	1,117
Orient Corp.	272	340
Oriental Land Co. Ltd.	87	11,851
ORIX Corp.	557	9,704
ORIX JREIT, Inc.	1	1,904
Osaka Gas Co. Ltd.	186	3,476
OSG Corp.	33	611
Otsuka Corp.	48	2,489
Otsuka Holdings Co. Ltd.	198	7,826
Paltac Corp.	15	693
Pan Pacific International Holdings Corp.	240	4,992
Panasonic Corp.	982	11,681
Park24 Co. Ltd.(a)	51	955
Penta-Ocean Construction Co. Ltd.	132	889
PeptiDream, Inc.(a)	39	1,601
Persol Holdings Co. Ltd.	81	1,620
Pigeon Corp.	51	1,464
Pola Orbis Holdings, Inc.	36	857

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Japan-(continued)
Rakuten Group, Inc.	383	$4,198
Recruit Holdings Co. Ltd.	615	31,543
Relo Group, Inc.	48	1,053
Renesas Electronics Corp.(a)	432	4,649
Rengo Co. Ltd.	99	840
RENOVA, Inc.(a)	20	898
Resona Holdings, Inc.	1,038	3,888
Resorttrust, Inc.	30	492
Ricoh Co. Ltd.	326	3,538
Rinnai Corp.	18	1,660
Rohm Co. Ltd.	42	4,064
Rohto Pharmaceutical Co. Ltd.	45	1,180
Ryohin Keikaku Co. Ltd.	108	2,184
Sankyo Co. Ltd.	24	598
Sankyu, Inc.	24	1,072
Santen Pharmaceutical Co. Ltd.	171	2,308
Sanwa Holdings Corp.	93	1,122
Sapporo Holdings Ltd.	30	635
Sawai Group Holdings Co. Ltd.	18	768
SBI Holdings, Inc.	108	2,572
SCREEN Holdings Co. Ltd.	18	1,615
SCSK Corp.	21	1,259
Secom Co. Ltd.	90	6,769
Sega Sammy Holdings, Inc.	93	1,169
Seibu Holdings, Inc.(a)	102	1,144
Seiko Epson Corp.	132	2,256
Seino Holdings Co. Ltd.	69	873
Sekisui Chemical Co. Ltd.	171	2,929
Sekisui House Ltd.(b)	269	5,295
Sekisui House Reit, Inc.	2	1,760
Seven & i Holdings Co. Ltd.	359	15,924
Seven Bank Ltd.	314	684
SG Holdings Co. Ltd.	198	5,300
Sharp Corp.	69	1,051
Shikoku Electric Power Co., Inc.	72	474
Shimadzu Corp.	123	4,931
Shimamura Co. Ltd.	9	867
Shimano, Inc.	36	9,168
Shimizu Corp.	272	1,990
Shin-Etsu Chemical Co. Ltd.	179	28,950
Shinko Electric Industries Co. Ltd.	30	1,011
Shinsei Bank Ltd.	90	1,188
Shionogi & Co. Ltd.	129	6,761
Ship Healthcare Holdings, Inc.	36	904
Shiseido Co. Ltd.	180	11,950
Shizuoka Bank Ltd. (The)	251	1,807
SHO-BOND Holdings Co. Ltd.	24	1,009
Shochiku Co. Ltd.(a)	6	650
Showa Denko K.K.	69	1,968
SKY Perfect JSAT Holdings, Inc.	57	215
Skylark Holdings Co. Ltd.(a)	90	1,210
SMC Corp.	25	14,761
SMS Co. Ltd.	21	586
Softbank Corp.	1,237	16,112
SoftBank Group Corp.	634	39,496
Sohgo Security Services Co. Ltd.	30	1,397
Sojitz Corp.	499	1,519
Sompo Holdings, Inc.	159	6,563
Sony Group Corp.	566	58,663
Sotetsu Holdings, Inc.	36	708
Square Enix Holdings Co. Ltd.	36	1,860
Stanley Electric Co. Ltd.	69	1,786
	Shares	Value
Japan-(continued)
Subaru Corp.	287	$5,599
Sugi Holdings Co. Ltd.	15	1,103
SUMCO Corp.	102	2,339
Sumitomo Bakelite Co. Ltd.	15	649
Sumitomo Chemical Co. Ltd.	719	3,715
Sumitomo Corp.	518	6,999
Sumitomo Dainippon Pharma Co. Ltd.	78	1,343
Sumitomo Electric Industries Ltd.	359	5,062
Sumitomo Forestry Co. Ltd.	63	1,187
Sumitomo Heavy Industries Ltd.	54	1,481
Sumitomo Metal Mining Co. Ltd.	114	4,589
Sumitomo Mitsui Financial Group, Inc.	602	20,268
Sumitomo Mitsui Trust Holdings, Inc.	168	5,505
Sumitomo Realty & Development Co. Ltd.	186	6,020
Sumitomo Rubber Industries Ltd.	84	1,123
Sundrug Co. Ltd.	30	970
Suntory Beverage & Food Ltd.	60	2,097
Suzuken Co. Ltd.	36	1,033
Suzuki Motor Corp.	198	7,992
Sysmex Corp.	87	10,297
T&D Holdings, Inc.	254	3,235
Taiheiyo Cement Corp.	57	1,319
Taisei Corp.	69	2,310
Taisho Pharmaceutical Holdings Co. Ltd.	21	1,171
Taiyo Yuden Co. Ltd.	54	2,750
Takara Bio, Inc.	21	523
Takara Holdings, Inc.	84	973
Takashimaya Co. Ltd.	69	710
Takeda Pharmaceutical Co. Ltd.	701	23,518
TBS Holdings, Inc.	18	269
TDK Corp.	57	6,461
TechnoPro Holdings, Inc.	54	1,341
Teijin Ltd.	84	1,260
Terumo Corp.	302	11,659
THK Co. Ltd.	54	1,530
TIS, Inc.	108	2,790
Tobu Railway Co. Ltd.	96	2,481
Toda Corp.	111	785
Toho Co. Ltd.	54	2,342
Toho Gas Co. Ltd.	42	2,040
Tohoku Electric Power Co., Inc.	225	1,704
Tokai Carbon Co. Ltd.	93	1,219
Tokai Rika Co. Ltd.	24	371
Tokio Marine Holdings, Inc.	295	14,004
Tokuyama Corp.	33	695
Tokyo Century Corp.	21	1,148
Tokyo Electric Power Co. Holdings, Inc.(a)	743	1,977
Tokyo Electron Ltd.	67	27,423
Tokyo Gas Co. Ltd.	198	3,749
Tokyo Ohka Kogyo Co. Ltd.	17	1,095
Tokyo Tatemono Co. Ltd.	99	1,479
Tokyu Corp.	234	3,115
Tokyu Fudosan Holdings Corp.	284	1,591
Toppan, Inc.	123	2,072
Toray Industries, Inc.	722	4,718
Toshiba Corp.	201	8,608
Toshiba TEC Corp.	12	481
Tosoh Corp.	135	2,354
TOTO Ltd.	69	3,546
Toyo Seikan Group Holdings Ltd.	75	1,013
Toyo Suisan Kaisha Ltd.	42	1,602
Toyo Tire Corp.	48	899

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Japan-(continued)
Toyoda Gosei Co. Ltd.	36	$841
Toyota Boshoku Corp.	30	601
Toyota Industries Corp.	75	6,246
Toyota Motor Corp.	1,119	99,971
Toyota Tsusho Corp.	105	4,918
Trend Micro, Inc.	54	2,800
TS Tech Co. Ltd.	48	709
Tsumura & Co.	30	942
Tsuruha Holdings, Inc.	18	2,117
TV Asahi Holdings Corp.	9	139
Ube Industries Ltd.	51	1,020
Ulvac, Inc.	24	1,161
Unicharm Corp.	183	7,307
United Urban Investment Corp.	1	1,468
Ushio, Inc.	57	1,016
USS Co. Ltd.	102	1,764
Welcia Holdings Co. Ltd.	48	1,629
West Japan Railway Co.	84	4,529
Yakult Honsha Co. Ltd.	57	3,355
Yamada Holdings Co. Ltd.	350	1,646
Yamaguchi Financial Group, Inc.	108	620
Yamaha Corp.	72	3,956
Yamaha Motor Co. Ltd.	132	3,276
Yamato Holdings Co. Ltd.	168	4,822
Yamato Kogyo Co. Ltd.	18	608
Yamazaki Baking Co. Ltd.	60	822
Yaoko Co. Ltd.	9	541
Yaskawa Electric Corp.	120	5,882
Yokogawa Electric Corp.	114	1,739
Yokohama Rubber Co. Ltd. (The)	51	1,010
Z Holdings Corp.	1,200	5,975
Zenkoku Hosho Co. Ltd.	24	1,085
Zensho Holdings Co. Ltd.	45	1,137
Zeon Corp.	69	936
ZOZO, Inc.	36	1,222
		2,035,080
Jordan-0.03%
Hikma Pharmaceuticals PLC	77	2,833
Luxembourg-0.22%
ArcelorMittal S.A.	314	10,938
Eurofins Scientific SE	55	6,577
L’Occitane International S.A.	216	750
RTL Group S.A.	18	1,018
		19,283
Macau-0.15%
Galaxy Entertainment Group Ltd.(a)	1,009	6,843
Macau Legend Development Ltd.(a)	799	103
MGM China Holdings Ltd.(a)	356	431
Sands China Ltd.(a)	1,144	3,908
SJM Holdings Ltd.(a)	892	803
Wynn Macau Ltd.(a)	695	893
		12,981
Mexico-0.01%
Fresnillo PLC	84	956
Netherlands-3.89%
Aalberts N.V.	45	2,738
ABN AMRO Bank N.V., CVA(a)(d)	192	2,236
Adyen N.V.(a)(d)	13	35,294
Aegon N.V.	814	3,469
Akzo Nobel N.V.	85	10,493
	Shares	Value
Netherlands-(continued)
Argenx SE(a)	23	$7,017
ASM International N.V.	22	7,798
ASML Holding N.V.	179	135,633
ASR Nederland N.V.	63	2,589
Euronext N.V.(d)	37	4,115
EXOR N.V.	48	3,949
GrandVision N.V.(a)(d)	21	706
Heineken Holding N.V.	48	4,721
Heineken N.V.(b)	108	12,576
IMCD N.V.	26	4,501
ING Groep N.V.	1,761	22,649
JDE Peet’s N.V.(b)	38	1,279
Koninklijke Ahold Delhaize N.V.	448	13,916
Koninklijke DSM N.V.	76	15,316
Koninklijke KPN N.V.(b)	1,492	4,897
Koninklijke Philips N.V.	409	18,861
Koninklijke Vopak N.V.	30	1,270
NN Group N.V.	135	6,712
Randstad N.V.	51	3,699
Signify N.V.	57	3,190
Wolters Kluwer N.V.	118	13,444
		343,068
New Zealand-0.34%
a2 Milk Co. Ltd. (The)(a)	338	1,467
Air New Zealand Ltd.(a)	234	245
Auckland International Airport Ltd.(a)(b)	545	2,754
Contact Energy Ltd.	332	1,891
Fisher & Paykel Healthcare Corp. Ltd.	257	5,659
Fletcher Building Ltd.	380	2,026
Infratil Ltd.	226	1,153
Kiwi Property Group Ltd., (Acquired 09/19/2017 - 12/07/2020; Cost $643)(e)	725	590
Mercury NZ Ltd.	314	1,449
Meridian Energy Ltd.	569	2,073
Ryman Healthcare Ltd.	189	1,739
SKYCITY Entertainment Group Ltd.(a)	308	692
Spark New Zealand Ltd.	850	2,809
Xero Ltd.(a)	57	5,877
		30,424
Norway-0.57%
Aker ASA, Class A	12	922
Aker BP ASA	51	1,378
DNB Bank ASA	462	9,468
Equinor ASA	434	8,471
Gjensidige Forsikring ASA	75	1,717
Leroy Seafood Group ASA	117	1,067
Mowi ASA	195	4,971
Norsk Hydro ASA	617	4,105
Orkla ASA	343	3,117
Salmar ASA	24	1,592
Scatec ASA(d)	53	1,139
Schibsted ASA, Class A	36	1,909
Schibsted ASA, Class B	45	2,080
Telenor ASA	286	4,966
TOMRA Systems ASA	54	3,122
		50,024
Poland-0.33%
Allegro.eu S.A.(a)(d)	175	3,005
Bank Polska Kasa Opieki S.A.(a)	72	1,760
CD Projekt S.A.(b)	30	1,440

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Poland-(continued)
Cyfrowy Polsat S.A.	123	$1,091
Dino Polska S.A.(a)(d)	21	1,682
InPost S.A.(a)	82	1,606
KGHM Polska Miedz S.A.	63	3,184
LPP S.A.	1	3,595
Polski Koncern Naftowy ORLEN S.A.	144	2,728
Polskie Gornictwo Naftowe i Gazownictwo S.A.	802	1,310
Powszechna Kasa Oszczednosci Bank Polski S.A.(a)	384	3,774
Powszechny Zaklad Ubezpieczen S.A.(a)	260	2,539
Santander Bank Polska S.A.(a)	15	999
		28,713
Portugal-0.13%
EDP - Energias de Portugal S.A.	1,276	6,623
Galp Energia SGPS S.A.	237	2,311
Jeronimo Martins SGPS S.A.	111	2,261
		11,195
Russia-0.10%
Coca-Cola HBC AG(a)	89	3,365
Evraz PLC	262	2,237
Polymetal International PLC	161	3,499
		9,101
Saudi Arabia-0.15%
Delivery Hero SE(a)(d)	86	12,870
Singapore-1.06%
Ascendas REIT	1,507	3,472
Ascott Residence Trust	820	624
BOC Aviation Ltd.(d)	99	727
CapitaLand Integrated Commercial Trust	1,913	3,037
CapitaLand Ltd.	1,201	3,574
City Developments Ltd.	222	1,123
ComfortDelGro Corp. Ltd.	979	1,135
DBS Group Holdings Ltd.	835	18,752
Frasers Logistics & Commercial Trust(d)	1,204	1,352
Genting Singapore Ltd.	2,660	1,591
Jardine Cycle & Carriage Ltd.	48	727
Keppel Corp. Ltd.	683	2,769
Keppel DC REIT	602	1,174
Keppel REIT	904	801
Mapletree Commercial Trust	877	1,399
Mapletree Industrial Trust	805	1,783
Mapletree Logistics Trust	1,305	2,033
NetLink NBN Trust(d)	1,204	867
Olam International Ltd.	287	280
Oversea-Chinese Banking Corp. Ltd.	1,563	14,198
SATS Ltd.(a)	302	894
Sembcorp Industries Ltd.	434	670
Sembcorp Marine Ltd.(a)	3,218	273
SIA Engineering Co. Ltd.(a)	111	173
Singapore Airlines Ltd.(a)	545	2,053
Singapore Exchange Ltd.	392	3,439
Singapore Post Ltd.	722	341
Singapore Press Holdings Ltd.	708	983
Singapore Technologies Engineering Ltd.	728	2,156
Singapore Telecommunications Ltd.	3,440	5,767
StarHub Ltd.	275	246
Suntec REIT	901	971
United Overseas Bank Ltd.	590	11,451
UOL Group Ltd.	225	1,213
	Shares	Value
Singapore-(continued)
Venture Corp. Ltd.	120	$1,686
Wing Tai Holdings Ltd.	174	235
		93,969
South Africa-0.28%
Anglo American PLC	555	24,619
South Korea-5.58%
Alteogen, Inc.(a)	13	904
Amorepacific Corp.	14	2,696
Amorepacific Corp., Preference Shares	6	414
Amorepacific Group	12	601
BGF retail Co. Ltd.	3	421
BNK Financial Group, Inc.	135	910
Celltrion Healthcare Co. Ltd.(a)	32	2,988
Celltrion Pharm, Inc.(a)	8	967
Celltrion, Inc.(a)	47	10,358
Cheil Worldwide, Inc.	33	694
CJ CheilJedang Corp.	4	1,627
CJ CheilJedang Corp., Preference Shares	1	183
CJ Corp.	6	511
CJ ENM Co. Ltd.	5	709
CJ Logistics Corp.(a)	3	459
Coway Co. Ltd.	27	2,014
Daewoo Engineering & Construction Co. Ltd.(a)	81	525
Daewoo Shipbuilding & Marine Engineering Co. Ltd.(a)	21	593
DB Insurance Co. Ltd.	21	1,042
DGB Financial Group, Inc.	69	567
DL E&C Co. Ltd.(a)	6	764
DL Holdings Co. Ltd.	5	343
Dongsuh Cos., Inc.	15	396
Doosan Bobcat, Inc.(a)	12	481
Doosan Heavy Industries & Construction Co. Ltd.(a)	132	2,496
Doosan Infracore Co. Ltd.(a)	18	253
E-MART, Inc.	9	1,318
Fila Holdings Corp.	24	1,089
Green Cross Corp.	2	508
GS Engineering & Construction Corp.	27	1,034
GS Holdings Corp.	24	893
GS Retail Co. Ltd.	12	368
Hana Financial Group, Inc.	132	4,986
Hanjin Kal Corp.(a)	10	565
Hankook Tire & Technology Co. Ltd.	33	1,387
Hanmi Pharm Co. Ltd.	3	835
Hanmi Science Co. Ltd.	6	374
Hanon Systems	75	1,017
Hanssem Co. Ltd.	3	313
Hanwha Aerospace Co. Ltd.	15	676
Hanwha Corp.	18	467
Hanwha Corp., Preference Shares	9	116
Hanwha Life Insurance Co. Ltd.	126	372
Hanwha Solutions Corp.(a)	44	1,496
HDC Hyundai Development Co-Engineering & Construction, Class E	21	567
Helixmith Co. Ltd.(a)	13	318
Hite Jinro Co. Ltd.	15	449
HLB, Inc.(a)	36	1,128
HMM Co. Ltd.(a)	128	4,451
Hotel Shilla Co. Ltd.	15	1,219
HYBE Co. Ltd.(a)	8	2,014
Hyundai Department Store Co. Ltd.	6	417
Hyundai Engineering & Construction Co. Ltd.	33	1,569
Hyundai Glovis Co. Ltd.	8	1,353

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
South Korea-(continued)
Hyundai Heavy Industries Holdings Co. Ltd.	23	$1,370
Hyundai Marine & Fire Insurance Co. Ltd.	27	609
Hyundai Mipo Dockyard Co. Ltd.(a)	9	656
Hyundai Mobis Co. Ltd.	29	6,719
Hyundai Motor Co.	63	11,940
Hyundai Motor Co., First Pfd.	9	829
Hyundai Motor Co., Second Pfd.	15	1,356
Hyundai Steel Co.	33	1,549
Hyundai Wia Corp.	6	511
Industrial Bank of Korea	113	1,012
Kakao Corp.	123	15,719
Kangwon Land, Inc.(a)	48	1,081
KB Financial Group, Inc.	175	7,805
KCC Corp.	2	617
KEPCO Plant Service & Engineering Co. Ltd.	9	334
Kia Corp.	117	8,504
Korea Aerospace Industries Ltd.	30	845
Korea Electric Power Corp.	117	2,533
Korea Gas Corp.(a)	12	376
Korea Investment Holdings Co. Ltd.	18	1,501
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	20	2,269
Korea Zinc Co. Ltd.	4	1,902
Korean Air Lines Co. Ltd.(a)	79	2,054
KT&G Corp.	49	3,506
Kumho Petrochemical Co. Ltd.	8	1,415
LG Chem Ltd.	21	15,372
LG Chem Ltd., Preference Shares	4	1,330
LG Corp.	38	3,112
LG Display Co. Ltd.(a)	102	1,955
LG Electronics, Inc.	48	6,573
LG Electronics, Inc., Preference Shares	9	596
LG Household & Health Care Ltd.	4	5,074
LG Household & Health Care Ltd., Preference Shares	1	584
LG Innotek Co. Ltd.	6	1,184
LG Uplus Corp.	87	1,101
LOTTE Chemical Corp.	7	1,579
LOTTE Chilsung Beverage Co. Ltd.	2	252
LOTTE Corp.	12	394
LOTTE Fine Chemical Co. Ltd.	9	567
LOTTE Shopping Co. Ltd.	5	467
LS Corp.	9	569
LX Holdings Corp.(a)	18	164
Mando Corp.(a)	15	802
Medy-Tox, Inc.	2	351
Mirae Asset Securities Co. Ltd.	158	1,227
Mirae Asset Securities Co. Ltd., Second Pfd.	63	253
NAVER Corp.	61	22,989
NCSoft Corp.	8	5,731
Netmarble Corp.(d)	8	963
NH Investment & Securities Co. Ltd.	60	662
NHN Corp.(a)	3	201
NongShim Co. Ltd.	1	286
OCI Co. Ltd.(a)	8	793
Orion Corp.	9	919
Ottogi Corp.	1	469
Paradise Co. Ltd.(a)	21	307
POSCO	29	9,240
POSCO Chemical Co. Ltd.	12	1,607
Posco International Corp.	24	539
S-1 Corp.	9	631
Samsung Biologics Co. Ltd.(a)(d)	6	4,643
Samsung C&T Corp.	38	4,675
	Shares	Value
South Korea-(continued)
Samsung Card Co. Ltd.	15	$456
Samsung Electro-Mechanics Co. Ltd.	24	4,006
Samsung Electronics Co. Ltd.	2,120	144,682
Samsung Electronics Co. Ltd., Preference Shares	371	23,255
Samsung Engineering Co. Ltd.(a)	72	1,462
Samsung Fire & Marine Insurance Co. Ltd.	15	2,797
Samsung Fire & Marine Insurance Co. Ltd., Preference Shares	1	140
Samsung Heavy Industries Co. Ltd.(a)(c)	201	1,143
Samsung Life Insurance Co. Ltd.	30	1,967
Samsung SDI Co. Ltd.	24	15,461
Samsung SDI Co. Ltd., Preference Shares	1	383
Samsung SDS Co. Ltd.	14	2,221
Samsung Securities Co. Ltd.	30	1,154
Seegene, Inc.	14	852
Shin Poong Pharmaceutical Co. Ltd.	15	827
Shinhan Financial Group Co. Ltd.	224	7,624
Shinsegae, Inc.	3	694
SillaJen, Inc.(a)(c)	8	22
SK Biopharmaceuticals Co. Ltd.(a)	11	1,138
SK Chemicals Co. Ltd.	4	824
SK Hynix, Inc.	233	22,789
SK Innovation Co. Ltd.(a)	25	5,499
SK Networks Co. Ltd.	66	356
SK Telecom Co. Ltd.	10	2,617
SK, Inc.	14	3,262
SKC Co. Ltd.	9	1,264
S-Oil Corp.	18	1,538
Solus Advanced Materials Co. Ltd.	6	313
SSANGYONG C&E Co. Ltd.	48	332
Woori Financial Group, Inc.	229	2,160
Yuhan Corp.	22	1,178
		492,804
Spain-2.20%
Acciona S.A.(b)	9	1,379
ACS Actividades de Construccion y Servicios S.A.(b)	106	2,794
Aena SME S.A.(a)(d)	32	5,092
Amadeus IT Group S.A.(a)	192	12,577
Banco Bilbao Vizcaya Argentaria S.A.	3,000	19,249
Banco Santander S.A.(a)	7,717	28,253
Bankinter S.A.	317	1,732
CaixaBank S.A.	1,988	5,905
Cellnex Telecom S.A.(d)	274	17,851
EDP Renovaveis S.A.	109	2,559
Enagas S.A.	114	2,617
Endesa S.A.(b)	143	3,478
Ferrovial S.A.	215	6,374
Grifols S.A.	153	3,890
Iberdrola S.A.	2,660	32,046
Industria de Diseno Textil S.A.	474	16,070
Inmobiliaria Colonial SOCIMI S.A.	150	1,599
Linea Directa Aseguradora S.A. Cia de Seguros y Reaseguros	317	640
Mapfre S.A.	455	937
Merlin Properties SOCIMI S.A.	153	1,716
Naturgy Energy Group S.A.	134	3,462
Red Electrica Corp. S.A.	198	3,927
Repsol S.A.	604	6,604
Siemens Gamesa Renewable Energy S.A., Class R(a)	102	2,842

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Spain-(continued)
Telefonica S.A.(b)	2,289	$10,493
Zardoya Otis S.A.	81	548
		194,634
Sweden-3.54%
Alfa Laval AB	144	6,015
Assa Abloy AB, Class B	414	13,285
Atlas Copco AB, Class A	285	19,278
Atlas Copco AB, Class B	171	9,717
Boliden AB	126	4,913
Castellum AB	123	3,447
Electrolux AB, Series B	105	2,756
Elekta AB, Class B	165	2,409
Epiroc AB, Class A	281	6,564
Epiroc AB, Class B	174	3,499
EQT AB	103	4,968
Essity AB, Class B	275	8,997
Evolution AB(d)	72	12,549
Fastighets AB Balder, Class B(a)	45	3,111
Getinge AB, Class B	102	4,435
H & M Hennes & Mauritz AB, Class B(a)(b)	395	8,269
Hexagon AB, Class B	802	13,283
Holmen AB, Class B	45	2,368
Husqvarna AB, Class A	12	168
Husqvarna AB, Class B	186	2,605
ICA Gruppen AB(b)	36	1,780
Industrivarden AB, Class A	93	3,714
Industrivarden AB, Class C	78	2,989
Indutrade AB	127	4,145
Investment AB Latour, Class B	65	2,541
Investor AB, Class A	240	5,969
Investor AB, Class B	820	20,328
Kinnevik AB, Class A(a)	6	291
Kinnevik AB, Class B(a)	108	4,713
L E Lundbergforetagen AB, Class B	33	2,356
Lifco AB, Class B	105	3,083
Lundin Energy AB	87	2,714
Nibe Industrier AB, Class B	540	6,452
Saab AB, Class B	42	1,275
Sagax AB, Class B	80	2,812
Sagax AB, Class D	45	179
Sandvik AB	486	12,669
Securitas AB, Class B	141	2,488
Sinch AB(a)(d)	232	4,689
Skandinaviska Enskilda Banken AB, Class A	646	8,751
Skandinaviska Enskilda Banken AB, Class C	9	122
Skanska AB, Class B	165	4,660
SKF AB, Class B	177	4,707
Svenska Cellulosa AB S.C.A., Class A	9	170
Svenska Cellulosa AB S.C.A., Class B	268	4,984
Svenska Handelsbanken AB, Class A	669	7,550
Svenska Handelsbanken AB, Class B	15	180
Sweco AB, Class B	90	1,440
Swedbank AB, Class A	453	8,832
Swedish Match AB	695	6,226
Swedish Orphan Biovitrum AB, Class B(a)	81	1,583
Tele2 AB, Class B	246	3,615
Telefonaktiebolaget LM Ericsson, Class A	18	210
Telefonaktiebolaget LM Ericsson, Class B	1,356	15,582
Telia Co. AB	1,157	5,082
Trelleborg AB, Class B	111	2,744
	Shares	Value
Sweden-(continued)
Volvo AB, Class A	90	$2,188
Volvo AB, Class B	680	16,024
		312,473
Switzerland-8.84%
ABB Ltd.	764	27,928
Adecco Group AG	70	4,192
Alcon, Inc.	207	15,074
Baloise Holding AG	20	3,158
Banque Cantonale Vaudoise	12	1,071
Barry Callebaut AG	2	5,067
BKW AG	8	882
Chocoladefabriken Lindt & Spruengli AG, PC	1	11,199
Cie Financiere Richemont S.A.	231	29,566
Clariant AG(a)	102	2,120
Credit Suisse Group AG	1,075	10,801
DKSH Holding AG	15	1,268
EMS-Chemie Holding AG	3	3,323
Flughafen Zurich AG(a)	9	1,446
Geberit AG	16	13,131
Georg Fischer AG	2	3,235
Givaudan S.A.	4	19,958
Helvetia Holding AG	15	1,634
Holcim Ltd.(a)	230	13,476
Julius Baer Group Ltd.	97	6,415
Kuehne + Nagel International AG, Class R	23	7,755
Logitech International S.A., Class R	67	7,323
Lonza Group AG	34	26,456
Nestle S.A.	1,273	161,249
Novartis AG	958	88,665
OC Oerlikon Corp. AG	87	985
Partners Group Holding AG	10	17,086
PSP Swiss Property AG	20	2,708
Roche Holding AG	315	121,770
Roche Holding AG, BR	12	5,151
Schindler Holding AG	9	2,802
Schindler Holding AG, PC	19	6,147
SGS S.A.	3	9,709
SIG Combibloc Group AG(a)	152	4,485
Sika AG(b)	65	22,886
Sonova Holding AG, Class A	24	9,425
STMicroelectronics N.V.	285	11,673
Straumann Holding AG, Class R	4	7,415
Sulzer AG	8	1,172
Swatch Group AG (The)	21	1,364
Swatch Group AG (The), BR	13	4,342
Swiss Life Holding AG	14	7,229
Swiss Prime Site AG	33	3,516
Swisscom AG	12	7,216
Tecan Group AG, Class R	5	2,883
Temenos AG	27	4,290
UBS Group AG	1,485	24,480
VAT Group AG(d)	12	4,708
Vifor Pharma AG	24	3,357
Zurich Insurance Group AG	68	27,446
		780,637
Taiwan-0.00%
FIT Hon Teng Ltd.(a)(d)	482	103
United Kingdom-11.77%
3i Group PLC	433	7,703
abrdn PLC	979	3,866
Admiral Group PLC	95	4,491

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
United Kingdom-(continued)
Ashmore Group PLC	207	$1,094
Ashtead Group PLC	202	15,127
Associated British Foods PLC	158	4,409
AstraZeneca PLC	706	81,158
Auto Trader Group PLC(a)(b)(d)	429	3,889
AVEVA Group PLC	51	2,785
Aviva PLC	1,783	9,601
B&M European Value Retail S.A.	395	3,037
BAE Systems PLC	1,463	11,716
Barclays PLC	7,639	18,533
Barratt Developments PLC	461	4,510
Bellway PLC	56	2,555
Berkeley Group Holdings PLC	52	3,503
BP PLC	8,976	36,092
British American Tobacco PLC	1,030	38,386
British Land Co. PLC (The)	421	2,989
BT Group PLC(a)	3,959	9,556
Bunzl PLC	153	5,671
Burberry Group PLC	183	5,251
Centrica PLC(a)	2,656	1,679
CNH Industrial N.V.	444	7,402
Compass Group PLC(a)	804	17,002
ConvaTec Group PLC(d)	728	2,398
Croda International PLC	61	7,141
DCC PLC	45	3,770
Derwent London PLC	46	2,325
Diageo PLC	1,037	51,479
Direct Line Insurance Group PLC	622	2,574
Dr. Martens PLC(a)	183	1,102
DS Smith PLC	580	3,411
easyJet PLC(a)	90	1,059
Entain PLC(a)	264	6,667
Experian PLC	412	18,147
GlaxoSmithKline PLC	2,231	43,978
Halma PLC	172	6,909
Hargreaves Lansdown PLC(b)	165	3,745
Hiscox Ltd.(a)	152	1,852
HomeServe PLC	125	1,625
Howden Joinery Group PLC	259	3,231
HSBC Holdings PLC	9,216	50,927
IMI PLC	122	2,979
Imperial Brands PLC	429	9,197
Informa PLC(a)	681	4,687
InterContinental Hotels Group PLC(a)	83	5,483
Intermediate Capital Group PLC	127	3,832
International Consolidated Airlines Group S.A.(a)	509	1,190
Intertek Group PLC	73	5,233
ITV PLC(a)	1,696	2,646
J Sainsbury PLC	743	2,927
JD Sports Fashion PLC	223	2,781
Johnson Matthey PLC	86	3,554
Just Eat Takeaway.com N.V.(a)(d)	82	7,274
Kingfisher PLC	961	4,922
Land Securities Group PLC	324	3,197
Legal & General Group PLC	2,696	9,798
Lloyds Banking Group PLC	32,011	20,311
London Stock Exchange Group PLC	165	17,183
M&G PLC	1,183	3,707
Meggitt PLC(a)	354	2,309
Melrose Industries PLC	2,190	4,875
National Grid PLC	1,603	20,596
Natwest Group PLC	2,363	6,650
	Shares	Value
United Kingdom-(continued)
Next PLC(a)	58	$6,356
Ocado Group PLC(a)(b)	220	5,674
Pearson PLC(b)	342	4,134
Pennon Group PLC	127	2,257
Persimmon PLC	144	5,814
Phoenix Group Holdings PLC	246	2,324
Prudential PLC	1,180	22,255
Quilter PLC(d)	795	1,773
Reckitt Benckiser Group PLC	287	22,038
RELX PLC	840	24,689
Renishaw PLC	16	1,137
Rentokil Initial PLC	845	6,659
Rightmove PLC(b)	394	3,847
Rolls-Royce Holdings PLC(a)(b)	3,398	4,711
Royal Dutch Shell PLC, Class A	1,851	37,141
Royal Dutch Shell PLC, Class B	1,673	33,025
Sage Group PLC (The)	497	4,848
Schroders PLC	51	2,593
Segro PLC	541	9,158
Severn Trent PLC	108	4,204
Smith & Nephew PLC	398	8,090
Smiths Group PLC	180	3,893
Spirax-Sarco Engineering PLC	33	6,887
SSE PLC(b)	473	9,506
St James’s Place PLC(b)	241	5,318
Standard Chartered PLC	1,151	6,913
Tate & Lyle PLC	213	2,189
Taylor Wimpey PLC	1,646	3,767
TechnipFMC PLC(a)	210	1,519
Tesco PLC	3,445	11,160
THG PLC(a)	280	2,279
Travis Perkins PLC(a)	102	2,414
Unilever PLC	1,179	68,044
United Utilities Group PLC	310	4,625
Vodafone Group PLC	12,658	20,447
Weir Group PLC (The)(a)	118	2,835
Whitbread PLC(a)(b)	92	3,896
Wickes Group PLC(a)	115	400
WM Morrison Supermarkets PLC	1,010	3,758
WPP PLC	528	6,827
		1,039,080
United States-1.25%
Amcor PLC, CDI	688	7,965
Avast PLC(d)	250	2,016
Ferguson PLC	101	14,169
James Hardie Industries PLC, CDI	200	6,723
JS Global Lifestyle Co. Ltd.(d)	170	429
QIAGEN N.V.(a)	102	5,466
Samsonite International S.A.(a)(d)	611	1,135
Schneider Electric SE	240	40,213
Sims Ltd.	75	905
Stellantis N.V.	913	17,528
Swiss Re AG	131	11,855
Tenaris S.A.	216	2,197
		110,601
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $7,804,207)		8,821,957

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Developed ex-North America ETF (PBDM)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.21%
Invesco Private Government Fund, 0.02%(f)(g)(h)	59,548	$59,548
Invesco Private Prime Fund, 0.12%(f)(g)(h)	135,827	135,881
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $195,429)		195,429
TOTAL INVESTMENTS IN SECURITIES-102.12% (Cost $7,999,636)		9,017,386
OTHER ASSETS LESS LIABILITIES-(2.12)%		(187,221)
NET ASSETS-100.00%		$8,830,165
Investment Abbreviations:
BR-Bearer Shares
CDI-CREST Depository Interest
CVA-Dutch Certificates
PC-Participation Certificate
Pfd.-Preferred
REIT-Real Estate Investment Trust
RSP-Registered Savings Plan Shares

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at July 31, 2021.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2021 was $210,469, which represented 2.38% of the Fund’s Net Assets.
(e)	Restricted security. The aggregate value of these securities at July 31, 2021 was $882, which represented less than 1% of the Fund’s Net Assets.
(f)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$567	$114,315	$(114,882)	$-	$-	$-	$1
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	13,279	596,817	(550,548)	-	-	59,548	8*
Invesco Private Prime Fund	21,660	858,277	(744,062)	-	6	135,881	110*
Total	$35,506	$1,569,409	$(1,409,492)	$-	$6	$195,429	$119

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)
July 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-91.59%
Bahrain-0.08%
Ahli United Bank BSC	7,836	$6,339
Brazil-6.63%
Aliansce Sonae Shopping Centers S.A.	257	1,411
Alpargatas S.A., Preference Shares(a)	284	2,839
Ambev S.A.	5,433	17,564
Americanas S.A.(a)	582	5,552
Atacadao S.A.	523	1,930
Azul S.A., Preference Shares(a)	287	2,169
B3 S.A. - Brasil, Bolsa, Balcao	7,989	23,670
Banco Bradesco S.A.	1,217	4,883
Banco Bradesco S.A., Preference Shares	5,594	26,356
Banco BTG Pactual S.A.	1,100	6,253
Banco do Brasil S.A.	1,090	6,698
Banco Inter S.A.	800	3,665
Banco Inter S.A., Preference Shares(b)	600	2,783
Banco Santander Brasil S.A.	571	4,497
BB Seguridade Participacoes S.A.	800	3,321
BR Malls Participacoes S.A.(a)	1,153	2,247
Bradespar S.A., Preference Shares	296	4,253
Braskem S.A., Class A, Preference Shares(a)	299	3,355
BRF S.A.(a)	948	4,719
CCR S.A.	1,486	3,753
Centrais Eletricas Brasileiras S.A.	715	5,591
Centrais Eletricas Brasileiras S.A., Class B, Preference Shares	304	2,395
Cia Brasileira de Distribuicao	270	1,628
Cia de Locacao das Americas	297	1,569
Cia de Saneamento Basico do Estado de Sao Paulo	552	3,803
Cia de Saneamento do Parana	290	1,096
Cia de Transmissao de Energia Eletrica Paulista, Preference Shares	287	1,345
Cia Energetica de Minas Gerais, Preference Shares	1,372	3,183
Cia Energetica de Sao Paulo, Class B, Preference Shares	285	1,291
Cia Paranaense de Energia, Class B, Preference Shares	1,260	1,498
Cia Siderurgica Nacional S.A.	689	6,258
Cogna Educacao(a)	2,829	2,001
Cosan S.A.	1,888	9,372
CPFL Energia S.A.	287	1,412
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	314	1,272
Duratex S.A.	321	1,374
EDP - Energias do Brasil S.A.	331	1,102
Energisa S.A.	283	2,351
Eneva S.A.(a)	1,132	3,620
ENGIE Brasil Energia S.A.	276	2,034
Equatorial Energia S.A.	1,182	5,557
Fleury S.A.	278	1,262
Gerdau S.A., Preference Shares	1,246	7,456
Hapvida Participacoes e Investimentos S.A.(b)	1,345	3,718
Hypera S.A.	577	3,996
IRB Brasil Resseguros S.A.	1,365	1,506
Itau Unibanco Holding S.A.	628	3,352
Itau Unibanco Holding S.A., Preference Shares	5,848	34,426
Itausa S.A., Preference Shares	6,043	13,114
Klabin S.A.(a)	753	3,578
Localiza Rent a Car S.A.	653	7,885
Locaweb Servicos de Internet S.A.(b)	400	1,936
Lojas Americanas S.A.	702	900
Lojas Americanas S.A., Preference Shares	935	1,288
	Shares	Value
Brazil-(continued)
Lojas Renner S.A.	1,152	$9,244
Magazine Luiza S.A.	3,528	14,120
Multiplan Empreendimentos Imobiliarios S.A.	307	1,393
Natura & Co. Holding S.A.(a)	1,074	11,216
Neoenergia S.A.	500	1,688
Notre Dame Intermedica Participacoes S.A.	599	9,310
Odontoprev S.A.	923	2,331
Petrobras Distribuidora S.A.	1,505	8,284
Petroleo Brasileiro S.A.	4,804	25,667
Petroleo Brasileiro S.A., Preference Shares	5,876	30,721
Qualicorp Consultoria e Corretora de Seguros S.A.	306	1,531
Raia Drogasil S.A.	1,505	7,380
Rede D’Or Sao Luiz S.A.(b)	200	2,681
Rumo S.A.(a)	1,796	7,209
Sao Martinho S.A.	283	1,763
Sendas Distribuidora S.A.	270	4,547
Sul America S.A.	614	3,570
Suzano S.A.(a)	923	9,696
Telefonica Brasil S.A.	585	4,684
TIM S.A.	1,274	2,802
TOTVS S.A.	607	4,170
Ultrapar Participacoes S.A.	1,176	4,039
Usinas Siderurgicas de Minas Gerais S.A. Usiminas, Class A, Preference Shares	620	2,478
Vale S.A.	4,696	99,228
Via Varejo S.A.(a)	1,604	3,923
WEG S.A.	1,854	12,863
YDUQS Participacoes S.A., Class A	320	1,757
		564,382
Chile-0.55%
AES Andes S.A.	4,978	639
Aguas Andinas S.A., Class A	4,508	917
Banco de Chile	66,294	6,071
Banco de Credito e Inversiones S.A.	63	2,598
Banco Santander Chile	82,716	4,082
Cencosud S.A.	1,386	2,514
Cencosud Shopping S.A.	914	1,408
Cia Cervecerias Unidas S.A.	213	2,301
Colbun S.A.	11,486	1,680
Embotelladora Andina S.A., Class B, Preference Shares	314	751
Empresa Nacional de Telecomunicaciones S.A.	198	953
Empresas CMPC S.A.	1,655	3,576
Empresas COPEC S.A.	515	4,445
Enel Americas S.A.	23,326	3,242
Enel Chile S.A.	38,726	2,010
Falabella S.A.	999	3,883
Parque Arauco S.A.(a)	819	1,037
Sociedad Quimica y Minera de Chile S.A., Class B, Preference Shares	96	4,585
		46,692
China-37.95%
51job, Inc., ADR(a)	45	3,241
AECC Aero-Engine Control Co. Ltd., A Shares	1,000	3,195
AECC Aviation Power Co. Ltd., A Shares	300	2,549
Agile Group Holdings Ltd.	1,397	1,528
Agricultural Bank of China Ltd., A Shares	18,200	8,260
Agricultural Bank of China Ltd., H Shares	36,702	12,232
Aier Eye Hospital Group Co. Ltd., A Shares	648	5,892
Airtac International Group	178	5,722
Alibaba Group Holding Ltd.(a)	17,153	417,171
See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
China-(continued)
Alibaba Health Information Technology Ltd.(a)	5,976	$9,289
A-Living Smart City Services Co. Ltd., U Shares(b)	898	3,432
Aluminum Corp. of China Ltd., A Shares(a)	8,100	7,490
Anhui Conch Cement Co. Ltd., A Shares	500	2,742
Anhui Conch Cement Co. Ltd., H Shares	1,527	7,300
Anhui Gujing Distillery Co. Ltd., B Shares	400	5,405
ANTA Sports Products Ltd.	1,452	31,633
Autohome, Inc., ADR	86	3,896
AviChina Industry & Technology Co. Ltd., H Shares	5,085	3,808
Baidu, Inc., ADR(a)	337	55,271
Bank of China Ltd., A Shares	13,800	6,391
Bank of China Ltd., H Shares	89,797	31,199
Bank of Communications Co. Ltd., A Shares	4,200	2,784
Bank of Communications Co. Ltd., H Shares	9,243	5,352
Bank of Ningbo Co. Ltd., A Shares	700	3,513
Bank of Shanghai Co. Ltd., A Shares	3,500	3,876
Beijing Enterprises Holdings Ltd.	1,028	3,195
Beijing Enterprises Water Group Ltd.(a)	6,423	2,356
Bilibili, Inc., ADR(a)	303	25,931
BOE Technology Group Co. Ltd., A Shares	5,400	4,801
Brilliance China Automotive Holdings Ltd.(c)	2,156	1,519
BYD Co. Ltd., A Shares	200	8,200
BYD Co. Ltd., H Shares	878	27,003
BYD Electronic International Co. Ltd.(d)	1,159	5,861
CanSino Biologics, Inc., H Shares(a)(b)	111	4,699
Central China Securities Co. Ltd., A Shares(a)	5,500	3,799
CGN Power Co. Ltd., H Shares(b)	14,976	3,238
China Aoyuan Group Ltd.	2,549	1,627
China Cinda Asset Management Co. Ltd., H Shares	11,904	2,022
China CITIC Bank Corp. Ltd., H Shares	12,151	5,441
China Communications Services Corp. Ltd., H Shares	5,111	2,190
China Conch Venture Holdings Ltd.	1,541	5,622
China Construction Bank Corp., H Shares	116,137	80,999
China Everbright Bank Co. Ltd., H Shares	7,382	2,517
China Everbright Environment Group Ltd.	5,606	3,037
China Evergrande Group(d)	2,958	2,002
China Feihe Ltd.(b)	3,848	7,388
China Galaxy Securities Co. Ltd., H Shares	4,645	2,427
China Gas Holdings Ltd.	3,725	11,504
China Greatwall Technology Group Co. Ltd., A Shares	1,100	2,718
China Hongqiao Group Ltd.	3,145	4,168
China Huarong Asset Management Co. Ltd., H Shares(b)(c)	14,857	1,463
China International Capital Corp. Ltd., H Shares(b)	2,091	4,811
China Jinmao Holdings Group Ltd.	10,599	2,960
China Lesso Group Holdings Ltd.	985	2,051
China Life Insurance Co. Ltd., H Shares	9,453	15,789
China Literature Ltd.(a)(b)(d)	581	5,383
China Longyuan Power Group Corp. Ltd., H Shares	3,894	7,276
China Medical System Holdings Ltd.	2,331	4,727
China Mengniu Dairy Co. Ltd.(a)	3,657	19,835
China Merchants Bank Co. Ltd., A Shares	2,200	15,845
China Merchants Bank Co. Ltd., H Shares	4,349	33,130
China Merchants Port Holdings Co. Ltd.	2,025	2,819
China Merchants Securities Co. Ltd., H Shares(b)	2,807	3,822
China Minsheng Banking Corp. Ltd., A Shares	4,800	2,959
China Minsheng Banking Corp. Ltd., H Shares	9,341	3,798
China Molybdenum Co. Ltd., H Shares	6,239	4,560
China National Building Material Co. Ltd., H Shares	5,722	6,185
China Oilfield Services Ltd., H Shares	1,890	1,377
	Shares	Value
China-(continued)
China Overseas Land & Investment Ltd.	4,709	$9,877
China Pacific Insurance (Group) Co. Ltd., A Shares	700	2,821
China Pacific Insurance (Group) Co. Ltd., H Shares	3,550	10,004
China Petroleum & Chemical Corp., A Shares	11,300	6,983
China Petroleum & Chemical Corp., H Shares	27,372	12,539
China Railway Group Ltd., H Shares	2,705	1,253
China Resources Beer Holdings Co. Ltd.	2,243	16,784
China Resources Cement Holdings Ltd.	4,302	3,548
China Resources Gas Group Ltd.	1,204	7,421
China Resources Land Ltd.	3,745	12,530
China Resources Mixc Lifestyle Services Ltd.(b)	600	3,633
China Resources Power Holdings Co. Ltd.	1,882	3,240
China Shenhua Energy Co. Ltd., H Shares	4,515	8,541
China Taiping Insurance Holdings Co. Ltd.	2,447	3,439
China Tourism Group Duty Free Corp. Ltd., A Shares	155	5,786
China Tower Corp. Ltd., H Shares(b)	66,799	8,854
China Traditional Chinese Medicine Holdings Co. Ltd.	5,088	3,175
China Vanke Co. Ltd., A Shares	800	2,560
China Vanke Co. Ltd., H Shares	2,703	7,043
China Yangtze Power Co. Ltd., A Shares	2,600	7,651
Chongqing Changan Automobile Co. Ltd., A Shares	1,120	3,192
Chongqing Zhifei Biological Products Co. Ltd., A Shares	100	2,446
CIFI Holdings Group Co. Ltd.	5,501	3,313
CITIC Ltd.	6,188	6,689
CITIC Securities Co. Ltd., A Shares	1,300	4,549
CITIC Securities Co. Ltd., H Shares	3,016	6,714
Contemporary Amperex Technology Co. Ltd., A Shares	100	8,525
COSCO SHIPPING Holdings Co. Ltd., A Shares(a)	2,470	6,756
COSCO SHIPPING Holdings Co. Ltd., H Shares(a)(d)	1,950	2,936
Country Garden Holdings Co. Ltd.(d)	9,279	9,075
Country Garden Services Holdings Co. Ltd.	1,824	14,799
CSC Financial Co. Ltd., H Shares(b)(d)	1,390	1,370
CSG Holding Co. Ltd., B Shares	15,300	7,915
CSPC Pharmaceutical Group Ltd.	10,025	13,519
Dada Nexus Ltd., ADR(a)	92	1,986
Dali Foods Group Co. Ltd.(b)	3,416	1,851
Dalian Huarui Heavy Industry Group Co. Ltd., A Shares	6,200	3,409
Datang International Power Generation Co. Ltd., A Shares	16,000	6,220
Dongfeng Motor Group Co. Ltd., H Shares	4,333	3,836
East Group Co. Ltd., A Shares	2,600	4,208
East Money Information Co. Ltd., A Shares	1,376	6,618
ENN Energy Holdings Ltd.	933	19,510
Eternal Asia Supply Chain Management Ltd., A Shares	4,700	3,960
Eve Energy Co. Ltd., A Shares	300	5,227
Far East Horizon Ltd.	2,938	3,134
Foshan Haitian Flavouring & Food Co. Ltd., A Shares	286	5,078
Fosun International Ltd.	3,000	3,968
Fuyao Glass Industry Group Co. Ltd., H Shares(b)	935	5,944
Ganfeng Lithium Co. Ltd., A Shares	300	9,045
GDS Holdings Ltd., ADR(a)	117	6,898
Geely Automobile Holdings Ltd.	6,557	21,895
Genscript Biotech Corp.(a)	1,006	4,414
GF Securities Co. Ltd., H Shares	2,489	3,536
GOME Retail Holdings Ltd.(a)	19,903	2,177
Great Wall Motor Co. Ltd., H Shares	3,882	18,658
GRG Banking Equipment Co. Ltd., A Shares	2,300	3,712
GSX Techedu, Inc., ADR(a)(d)	200	638

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
China-(continued)
Guangdong Haid Group Co. Ltd., A Shares	300	$2,918
Guangdong Investment Ltd.	4,495	6,293
Guangzhou Automobile Group Co. Ltd., H Shares	3,381	2,924
Guangzhou Yuexiu Financial Holdings Group Co. Ltd., A Shares(a)	1,400	2,283
Haidilao International Holding Ltd.(b)(d)	1,162	4,366
Haier Smart Home Co. Ltd., A Shares(a)	1,100	4,256
Haier Smart Home Co. Ltd., H Shares	2,400	8,215
Haitian International Holdings Ltd.	595	2,178
Haitong Securities Co. Ltd., A Shares	2,300	3,933
Haitong Securities Co. Ltd., H Shares	4,720	3,887
Hangzhou Century Co. Ltd., A Shares	3,100	3,462
Hangzhou Tigermed Consulting Co. Ltd., A Shares	200	4,882
Hansoh Pharmaceutical Group Co. Ltd.(b)	1,407	5,042
Henan Shuanghui Investment & Development Co. Ltd., A Shares	700	2,784
Hengan International Group Co. Ltd.	1,106	6,568
HengTen Networks Group Ltd.(a)(c)(d)	1,936	871
Hongta Securities Co. Ltd., A Shares	1,600	3,311
Hua Hong Semiconductor Ltd.(a)(b)	750	4,734
Huaan Securities Co. Ltd., A Shares	4,300	3,383
Huaneng Power International, Inc., H Shares	7,885	2,679
Huatai Securities Co. Ltd., H Shares(b)	2,366	3,136
Huazhu Group Ltd., ADR(a)	264	11,875
Industrial & Commercial Bank of China Ltd., A Shares	5,300	3,768
Industrial & Commercial Bank of China Ltd., H Shares	97,944	54,447
Industrial Bank Co. Ltd., A Shares	2,100	5,747
Inner Mongolia Yili Industrial Group Co. Ltd., A Shares	800	4,137
Innovent Biologics, Inc.(a)(b)	1,665	16,980
Inspur Electronic Information Industry Co. Ltd., A Shares	900	4,249
iQIYI, Inc., ADR(a)	407	4,542
JD Health International, Inc.(a)(b)(d)	250	2,685
JD.com, Inc., ADR(a)	775	54,932
Jiangsu Expressway Co. Ltd., H Shares	1,406	1,502
Jiangsu Hengrui Medicine Co. Ltd., A Shares	624	5,256
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., A Shares	200	5,049
Jiangxi Copper Co. Ltd., H Shares	1,899	3,983
Jiayuan International Group Ltd.	11,242	4,369
Jinxin Fertility Group Ltd.(b)	2,038	3,824
Joyoung Co. Ltd., A Shares	500	1,948
JOYY, Inc., ADR	75	4,009
Juewei Food Co. Ltd., A Shares	300	3,176
Kaishan Group Co. Ltd., A Shares	2,000	4,306
KE Holdings, Inc., ADR(a)	291	6,399
Kingboard Holdings Ltd.	1,087	5,693
KingClean Electric Co. Ltd., A Shares	560	2,586
Kingdee International Software Group Co. Ltd.(a)	3,286	10,233
Kingsoft Cloud Holdings Ltd., ADR(a)(d)	93	2,697
Kingsoft Corp. Ltd.	1,255	5,846
Kuaishou Technology(a)(b)(d)	339	4,803
Kunlun Energy Co. Ltd.	4,276	3,698
Kweichow Moutai Co. Ltd., A Shares	55	14,303
KWG Group Holdings Ltd.	1,558	1,708
Legend Holdings Corp., H Shares(b)	1,400	1,992
Lens Technology Co. Ltd., A Shares	800	3,146
Leyard Optoelectronic Co. Ltd., A Shares	2,600	3,830
Li Auto, Inc., ADR(a)	549	18,331
	Shares	Value
China-(continued)
Li Ning Co. Ltd.	2,723	$28,697
LianChuang Electronic Technology Co. Ltd., A Shares	2,000	5,390
Logan Group Co. Ltd.	2,111	2,249
Longfor Group Holdings Ltd.(b)	2,505	11,685
LONGi Green Energy Technology Co. Ltd., A Shares	560	7,452
Lufax Holding Ltd., ADR(a)	726	5,445
Luxshare Precision Industry Co. Ltd., A Shares	1,069	6,123
Luzhou Laojiao Co. Ltd., A Shares	200	5,300
Mango Excellent Media Co. Ltd., A Shares	400	3,413
Meituan, B Shares(a)(b)	4,675	129,340
Ming Yuan Cloud Group Holdings Ltd.	798	2,978
MINISO Group Holding Ltd., ADR(a)	127	2,145
Momo, Inc., ADR	261	3,234
Muyuan Foods Co. Ltd., A Shares	518	3,391
NAURA Technology Group Co. Ltd., A Shares	100	6,691
NetEase, Inc., ADR	363	37,102
New China Life Insurance Co. Ltd., A Shares	500	3,134
New China Life Insurance Co. Ltd., H Shares	1,189	3,251
New Hope Liuhe Co. Ltd., A Shares(a)	1,400	2,474
New Oriental Education & Technology Group, Inc., ADR(a)	1,886	4,093
Ninestar Corp., A Shares	1,100	6,123
NIO, Inc., ADR(a)	1,538	68,718
OneConnect Financial Technology Co. Ltd., ADR(a)	206	1,634
People’s Insurance Co. Group of China Ltd. (The), H Shares	11,656	3,615
PetroChina Co. Ltd., H Shares	29,275	12,205
Pharmaron Beijing Co. Ltd., A Shares	200	6,133
PICC Property & Casualty Co. Ltd., H Shares	7,653	6,184
Pinduoduo, Inc., ADR(a)	449	41,133
Ping An Bank Co. Ltd., A Shares	2,300	6,302
Ping An Healthcare and Technology Co. Ltd.(a)(b)(d)	560	5,224
Ping An Insurance (Group) Co. of China Ltd., A Shares	700	5,819
Ping An Insurance (Group) Co. of China Ltd., H Shares	7,423	65,096
Poly Developments and Holdings Group Co. Ltd., A Shares(a)	2,000	3,101
Pop Mart International Group Ltd.(a)(b)	200	1,464
Postal Savings Bank of China Co. Ltd., H Shares(b)(d)	12,176	7,865
Qingdao Hanhe Cable Co. Ltd., A Shares	6,600	3,721
Remegen Co. Ltd., H Shares(a)(b)	157	2,005
RLX Technology, Inc., ADR(a)(d)	240	1,046
Rongan Property Co. Ltd., A Shares	8,700	3,207
SAIC Motor Corp. Ltd., A Shares	1,100	3,125
Sanan Optoelectronics Co. Ltd., A Shares	800	5,276
Sany Heavy Industry Co. Ltd., A Shares	1,200	4,613
Seazen Group Ltd.	4,036	3,007
SF Holding Co. Ltd., A Shares	300	2,747
Shandong Weigao Group Medical Polymer Co. Ltd., H Shares	3,435	6,153
Shanghai Flyco Electrical Appliance Co. Ltd., A Shares	800	4,804
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares	1,051	9,616
Shanghai International Airport Co. Ltd., A Shares	400	2,388
Shanghai Jahwa United Co. Ltd., A Shares	300	2,255
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	1,358	2,894
Shanghai Pudong Development Bank Co. Ltd., A Shares	3,600	5,035

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
China-(continued)
Shanghai Zhenhua Heavy Industries Co. Ltd., B Shares	29,100	$7,100
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., A Shares	140	6,202
Shenzhen Agricultural Products Group Co. Ltd., A Shares	4,500	3,868
Shenzhen Huaqiang Industry Co. Ltd., A Shares	1,600	4,079
Shenzhen Inovance Technology Co. Ltd., A Shares	450	5,427
Shenzhen International Holdings Ltd.	1,901	2,505
Shenzhen Investment Ltd.	5,544	1,555
Shenzhen Kaifa Technology Co. Ltd., A Shares	1,300	3,711
Shenzhen Kangtai Biological Products Co. Ltd., A Shares	100	1,967
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., A Shares	155	9,371
Shenzhen MTC Co. Ltd., A Shares(a)	3,500	3,388
Shenzhen Neptunus Bioengineering Co. Ltd., A Shares(a)	6,600	3,251
Shenzhou International Group Holdings Ltd.	920	20,315
Shimao Group Holdings Ltd.	1,594	3,142
Shimao Services Holdings Ltd.(b)	1,000	2,316
Sieyuan Electric Co. Ltd., A Shares	900	3,980
Silergy Corp.	76	10,232
Sino Biopharmaceutical Ltd.	12,261	10,413
Sinopec Oilfield Service Corp., A Shares(a)	9,800	3,021
Sinopharm Group Co. Ltd., H Shares	1,358	3,565
Sinotruk Hong Kong Ltd.	1,503	2,572
Smoore International Holdings Ltd.(b)	2,175	9,348
Sunac China Holdings Ltd.(a)	3,090	8,012
Sunac Services Holdings Ltd.(a)(b)	1,000	2,702
Sunny Optical Technology Group Co. Ltd.	904	27,360
TAL Education Group, ADR(a)	554	3,363
Tencent Holdings Ltd.	7,239	446,196
Tencent Music Entertainment Group, ADR(a)	754	7,970
Tongcheng-Elong Holdings Ltd.(a)(b)	1,167	2,628
Tongwei Co. Ltd., A Shares	600	4,017
Topsec Technologies Group, Inc., A Shares	1,200	3,394
Topsports International Holdings Ltd.(b)	2,000	2,790
Trip.com Group Ltd., ADR(a)	636	16,491
Tsingtao Brewery Co. Ltd., H Shares	660	5,206
Vipshop Holdings Ltd., ADR(a)	552	9,180
Wanhua Chemical Group Co. Ltd., A Shares	300	5,284
Weibo Corp., ADR(a)	80	4,512
Weichai Power Co. Ltd., H Shares	2,866	6,270
Will Semiconductor Co. Ltd., A Shares	100	4,679
Wingtech Technology Co. Ltd., A Shares	300	5,080
Wuliangye Yibin Co. Ltd., A Shares	300	10,257
WuXi AppTec Co. Ltd., H Shares(b)	508	11,230
Wuxi Biologics Cayman, Inc.(a)(b)	3,847	58,661
Xinjiang Goldwind Science & Technology Co. Ltd., A Shares	2,000	4,476
Xinyi Solar Holdings Ltd.	5,162	10,362
XPeng, Inc., ADR(a)	577	23,386
Yadea Group Holdings Ltd.(b)	877	1,505
Yangzijiang Shipbuilding Holdings Ltd.	3,052	3,088
Yanlord Land Group Ltd.	2,345	1,940
Yantai Eddie Precision Machinery Co. Ltd., A Shares	420	2,334
Yanzhou Coal Mining Co. Ltd., H Shares	4,143	6,152
Yihai International Holding Ltd.(a)(d)	682	4,103
Yonyou Network Technology Co. Ltd., A Shares	730	4,048
Yunnan Baiyao Group Co. Ltd., A Shares	200	3,066
Zai Lab Ltd., ADR(a)	76	10,990
	Shares	Value
China-(continued)
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., A Shares	100	$5,669
Zhefu Holding Group Co. Ltd., A Shares	5,700	4,953
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., A Shares	600	5,935
Zhengqi Financial Holding Corp., Rts., TBA(a)(c)	15	0
ZhongAn Online P&C Insurance Co. Ltd., H Shares(a)(b)	550	2,976
Zhongsheng Group Holdings Ltd.	1,015	9,326
Zhuzhou CRRC Times Electric Co. Ltd., H Shares(a)	825	6,433
Zijin Mining Group Co. Ltd., H Shares	8,104	11,492
Zoomlion Heavy Industry Science and Technology Co. Ltd., H Shares	3,186	2,739
ZTE Corp., H Shares(d)	1,337	4,766
ZTO Express Cayman, Inc., ADR	232	6,278
		3,228,503
Colombia-0.21%
Bancolombia S.A.	366	2,566
Bancolombia S.A., Preference Shares	594	4,272
Cementos Argos S.A.	755	1,093
Ecopetrol S.A.	5,770	3,931
Grupo Argos S.A.	381	995
Grupo de Inversiones Suramericana S.A.	375	1,678
Interconexion Electrica S.A. ESP	633	3,574
		18,109
Czech Republic-0.16%
CEZ A.S.	210	5,835
Komercni banka A.S.(a)	98	3,645
Moneta Money Bank A.S.(a)(b)(d)	819	3,332
O2 Czech Republic A.S.	80	977
		13,789
Egypt-0.10%
Commercial International Bank Egypt S.A.E.(a)	1,772	6,443
Eastern Co. S.A.E.	1,307	979
Egypt Kuwait Holding Co. S.A.E.(a)	760	756
		8,178
Greece-0.31%
Alpha Services and Holdings S.A.(a)	3,199	4,137
Eurobank Ergasias Services and Holdings S.A.(a)	2,826	2,664
FF Group(a)(c)	21	0
Hellenic Petroleum S.A.	107	732
Hellenic Telecommunications Organization S.A.	320	5,836
JUMBO S.A.	156	2,479
Motor Oil Hellas Corinth Refineries S.A.(a)	92	1,479
Mytilineos S.A.	153	2,838
National Bank of Greece S.A.(a)	824	2,335
OPAP S.A.	263	3,798
		26,298
Hong Kong-0.11%
Alibaba Pictures Group Ltd.(a)	25,836	3,125
Kingboard Laminates Holdings Ltd.	1,460	2,919
Nine Dragons Paper Holdings Ltd.	2,701	3,403
		9,447
Hungary-0.30%
Gedeon Richter PLC	195	5,366
Magyar Telekom Telecommunications PLC	714	1,013

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Hungary-(continued)
MOL Hungarian Oil & Gas PLC(a)	584	$4,666
OTP Bank Nyrt(a)	272	14,708
		25,753
India-5.37%
Axis Bank Ltd., GDR(a)(b)	957	45,457
Dr. Reddy’s Laboratories Ltd., ADR	455	28,460
GAIL (India) Ltd., GDR(b)	2,029	22,725
Infosys Ltd., ADR	3,023	66,869
Larsen & Toubro Ltd., GDR(b)(d)	2,137	46,373
Mahindra & Mahindra Ltd., GDR(b)	2,728	27,171
Reliance Industries Ltd., GDR(b)	1,216	67,245
State Bank of India, GDR(b)	644	37,416
Tata Motors Ltd., ADR(a)(d)	999	19,660
Tata Steel Ltd., GDR(b)	2,416	46,146
Vedanta Ltd., ADR	1,357	21,753
Wipro Ltd., ADR	3,317	27,631
		456,906
Indonesia-1.30%
PT Adaro Energy Tbk	17,830	1,646
PT Astra International Tbk	17,771	5,800
PT Bank Central Asia Tbk	11,654	24,053
PT Bank Mandiri (Persero) Tbk	24,113	9,503
PT Bank Negara Indonesia (Persero) Tbk	10,578	3,496
PT Bank Rakyat Indonesia (Persero) Tbk	66,010	16,933
PT Barito Pacific Tbk	38,818	2,604
PT Bukit Asam Tbk	6,127	945
PT Charoen Pokphand Indonesia Tbk	10,022	4,244
PT Gudang Garam Tbk	684	1,551
PT Hanjaya Mandala Sampoerna Tbk	15,435	1,115
PT Indah Kiat Pulp & Paper Corp. Tbk	3,532	1,661
PT Indocement Tunggal Prakarsa Tbk	1,913	1,164
PT Indofood CBP Sukses Makmur Tbk	3,652	2,052
PT Indofood Sukses Makmur Tbk	6,562	2,756
PT Kalbe Farma Tbk	25,687	2,238
PT Perusahaan Gas Negara Tbk(a)	14,788	997
PT Semen Indonesia (Persero) Tbk	4,226	2,250
PT Surya Citra Media Tbk(a)	10,404	1,655
PT Telkom Indonesia (Persero) Tbk	61,435	13,763
PT Tower Bersama Infrastructure Tbk	13,361	2,966
PT Unilever Indonesia Tbk	8,244	2,406
PT United Tractors Tbk	2,174	2,939
PT Vale Indonesia Tbk	3,793	1,442
		110,179
Kuwait-0.64%
Agility Public Warehousing Co. KSC	1,546	5,074
Boubyan Bank KSCP(a)	1,258	3,350
Boubyan Petrochemicals Co. KSCP	885	2,498
Gulf Bank KSCP	2,319	1,853
Humansoft Holding Co. KSC	129	1,520
Kuwait Finance House KSCP	4,343	11,349
Mabanee Co. K.P.S.C.	744	1,788
Mobile Telecommunications Co. KSCP	1,043	2,052
National Bank of Kuwait SAKP	8,407	25,020
		54,504
Luxembourg-0.03%
Reinet Investments S.C.A.	113	2,207
Malaysia-1.81%
Alliance Bank Malaysia Bhd.	1,488	843
AMMB Holdings Bhd.	3,688	2,491
	Shares	Value
Malaysia-(continued)
Axiata Group Bhd.	6,317	$5,583
British American Tobacco Malaysia Bhd.	274	951
CIMB Group Holdings Bhd.	9,947	10,489
Dialog Group Bhd.	6,393	4,166
DiGi.Com Bhd.	5,084	5,000
FGV Holdings Bhd.	3,577	1,119
Fraser & Neave Holdings Bhd.	252	1,481
Gamuda Bhd.(a)	1,195	793
Genting Bhd.	3,281	3,662
Genting Malaysia Bhd.	3,876	2,535
HAP Seng Consolidated Bhd.	864	1,576
Hartalega Holdings Bhd.	1,889	3,151
Hong Leong Bank Bhd.	861	3,673
Hong Leong Financial Group Bhd.	320	1,307
IHH Healthcare Bhd.	4,200	5,613
IJM Corp. Bhd.	3,776	1,655
IOI Corp. Bhd.	4,456	3,854
IOI Properties Group Bhd.	3,583	959
Kuala Lumpur Kepong Bhd.	306	1,343
Malayan Banking Bhd.	5,382	10,216
Malaysia Airports Holdings Bhd.(a)	1,260	1,726
Maxis Bhd.	3,630	3,664
MISC Bhd.	1,860	2,953
Nestle Malaysia Bhd.	70	2,206
Petronas Chemicals Group Bhd.	4,202	8,006
Petronas Dagangan Bhd.	320	1,395
Petronas Gas Bhd.	310	1,120
PPB Group Bhd.	883	3,787
Press Metal Aluminium Holdings Bhd.	2,194	2,506
Public Bank Bhd.	18,870	17,797
QL Resources Bhd.	1,749	2,342
RHB Bank Bhd.	2,476	2,998
Sime Darby Bhd.	5,379	2,740
Sime Darby Plantation Bhd.	4,545	3,662
Sime Darby Property Bhd.	6,949	996
Supermax Corp. Bhd.	2,000	1,550
Telekom Malaysia Bhd.	1,217	1,713
Tenaga Nasional Bhd.	4,947	11,301
Top Glove Corp. Bhd.	6,668	6,289
Westports Holdings Bhd.	1,855	1,785
YTL Corp. Bhd.(a)	7,893	1,169
		154,165
Mexico-2.32%
Alfa S.A.B. de C.V., Class A	3,173	2,422
America Movil S.A.B. de C.V., Series L	36,506	30,661
Arca Continental S.A.B. de C.V.	549	3,330
Becle S.A.B. de C.V.	866	2,172
Cemex S.A.B. de C.V., Series CPO(a)(e)	17,358	14,194
Coca-Cola FEMSA S.A.B. de C.V., Series L	675	3,836
El Puerto de Liverpool S.A.B. de C.V., Series C1	312	1,478
Fibra Uno Administracion S.A. de C.V.	3,764	4,113
Fomento Economico Mexicano, S.A.B. de C.V., Series CPO(f)	2,257	19,738
Gruma S.A.B. de C.V., Class B	309	3,351
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.(a)	462	2,835
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B	468	5,396
Grupo Aeroportuario del Sureste S.A.B. de C.V., Class B(a)	189	3,441
Grupo Bimbo S.A.B. de C.V., Series A	3,367	7,779
Grupo Carso S.A.B. de C.V., Series A1	666	2,182

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Mexico-(continued)
Grupo Elektra S.A.B. de C.V.	69	$5,607
Grupo Financiero Banorte S.A.B. de C.V., Class O	3,561	23,140
Grupo Financiero Inbursa S.A.B. de C.V., Class O(a)	3,586	3,481
Grupo Mexico S.A.B. de C.V., Class B	3,752	17,232
Grupo Televisa S.A.B., Series CPO(d)(g)	3,246	8,813
Industrias Penoles S.A.B. de C.V.(a)	174	2,459
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	989	1,605
Megacable Holdings S.A.B. de C.V., Series CPO(h)	312	1,097
Orbia Advance Corp. S.A.B. de C.V.	1,451	3,964
Promotora y Operadora de Infraestructura S.A.B de C.V.	249	1,883
Telesites S.A.B. de C.V.(a)	2,180	1,824
Wal-Mart de Mexico S.A.B. de C.V., Series V	5,905	19,511
		197,544
Philippines-0.83%
Aboitiz Power Corp.	2,751	1,277
Alliance Global Group, Inc.	6,694	1,361
Ayala Corp.	303	4,425
Ayala Land, Inc.	9,598	6,279
Bank of the Philippine Islands	2,625	4,228
BDO Unibank, Inc.	2,811	5,736
Energy Development Corp.(a)(c)	1,155	0
Globe Telecom, Inc.	30	1,116
GT Capital Holdings, Inc.	156	1,696
International Container Terminal Services, Inc.	1,172	3,646
JG Summit Holdings, Inc.	3,965	4,442
Jollibee Foods Corp.	486	1,847
LT Group, Inc.	3,622	708
Manila Electric Co.	333	1,765
Megaworld Corp.	19,314	1,070
Metro Pacific Investments Corp.	23,870	1,671
Metropolitan Bank & Trust Co.	2,793	2,403
PLDT, Inc.	157	3,848
San Miguel Corp.	425	884
San Miguel Food and Beverage, Inc.	719	1,201
SM Investments Corp.	579	10,547
SM Prime Holdings, Inc.	12,315	7,749
Universal Robina Corp.	1,022	2,591
		70,490
Qatar-0.90%
Barwa Real Estate Co.	2,547	2,141
Commercial Bank P.S.Q.C. (The)	2,649	4,001
Doha Bank Q.P.S.C.	2,030	1,645
Industries Qatar Q.S.C.	2,004	7,348
Masraf Al Rayan Q.S.C.	4,910	5,826
Mesaieed Petrochemical Holding Co. Q.P.S.C.	5,791	3,041
Ooredoo Q.P.S.C.	684	1,332
Qatar Aluminum Manufacturing Co.	3,655	1,473
Qatar Electricity & Water Co. Q.S.C.	672	3,045
Qatar Fuel Co. Q.P.S.C.	420	2,075
Qatar Gas Transport Co. Ltd.	3,628	3,029
Qatar Insurance Co. (S.A.Q.)(a)	2,138	1,468
Qatar International Islamic Bank Q.S.C.	992	2,510
Qatar Islamic Bank (S.A.Q)	1,547	7,316
Qatar National Bank Q.P.S.C.	5,635	28,167
United Development Co. Q.S.C.	2,319	928
Vodafone Qatar Q.S.C.	2,201	953
		76,298
Romania-0.04%
NEPI Rockcastle PLC	513	3,475
	Shares	Value
Russia-3.36%
Aeroflot PJSC(a)	1,989	$1,835
Alrosa PJSC	2,403	4,257
Gazprom PJSC	11,778	45,851
Inter RAO UES PJSC	46,269	2,752
Lukoil PJSC	476	40,873
Magnit PJSC	98	7,173
Magnitogorsk Iron & Steel Works PJSC	1,982	1,860
MMC Norilsk Nickel PJSC	64	22,118
Mobile TeleSystems PJSC	1,241	5,342
Moscow Exchange MICEX-RTS PJSC	1,916	4,535
Novatek PJSC	1,319	29,428
Novolipetsk Steel PJSC	1,358	4,798
PhosAgro PJSC	56	3,524
Polyus PJSC	36	6,896
Rosneft Oil Co. PJSC	1,151	8,541
Rostelecom PJSC	1,322	1,682
RusHydro PJSC	174,495	1,923
Sberbank of Russia PJSC	12,271	51,385
Severstal PAO	245	5,987
Sistema PJSFC	4,505	1,817
Surgutneftegas PJSC	9,070	4,030
Surgutneftegas PJSC, Preference Shares	8,267	4,313
Tatneft PJSC	2,069	13,809
Transneft PJSC, Preference Shares	3	6,673
VTB Bank PJSC	7,006,390	4,665
		286,067
Saudi Arabia-3.80%
Abdullah Al Othaim Markets Co.	81	2,544
Advanced Petrochemical Co.	397	7,876
Al Rajhi Bank	1,170	34,628
Almarai Co. JSC	117	1,831
Arab National Bank	1,184	7,103
Arabian Centres Co. Ltd.	556	3,751
Bank AlBilad(a)	822	8,044
Banque Saudi Fransi	830	8,177
Bupa Arabia for Cooperative Insurance Co.	203	7,470
Company for Cooperative Insurance (The)	191	4,293
Dallah Healthcare Co.	175	3,588
Dr Sulaiman Al Habib Medical Services Group Co.	78	3,565
Emaar Economic City(a)	1,207	4,377
Etihad Etisalat Co.	231	1,980
Fawaz Abdulaziz Al Hokair & Co.(a)	390	2,398
Jarir Marketing Co.	133	7,135
Mobile Telecommunications Co.(a)	1,011	3,828
Mouwasat Medical Services Co.	72	3,475
National Industrialization Co.(a)	903	5,210
National Petrochemical Co.	386	4,776
Qassim Cement Co. (The)	163	3,738
Riyad Bank	1,466	10,241
SABIC Agri-Nutrients Co.	363	12,447
Sahara International Petrochemical Co.	974	8,713
Saudi Airlines Catering Co.(a)	252	5,228
Saudi Arabian Mining Co.(a)	510	9,505
Saudi Arabian Oil Co.(b)	1,392	12,935
Saudi Basic Industries Corp.	773	24,940
Saudi British Bank (The)(a)	1,298	10,660
Saudi Cement Co.	183	3,167
Saudi Electricity Co.	519	3,584
Saudi Ground Services Co.(a)	464	4,330
Saudi Industrial Investment Group	498	4,900
Saudi Kayan Petrochemical Co.(a)	1,304	6,731
Saudi National Bank (The)	2,267	33,246

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Saudi Arabia-(continued)
Saudi Research & Media Group(a)	83	$3,935
Saudi Telecom Co.	536	19,151
Saudia Dairy & Foodstuff Co.	108	4,953
Savola Group (The)	195	2,231
Southern Province Cement Co.	265	6,020
Yanbu Cement Co.	198	2,466
Yanbu National Petrochemical Co., Class A	213	3,890
		323,060
South Africa-4.38%
Absa Group Ltd.(a)	872	8,132
African Rainbow Minerals Ltd.	153	3,127
Anglo American Platinum Ltd.	69	9,044
Aspen Pharmacare Holdings Ltd.(a)	495	6,110
AVI Ltd.	285	1,414
Barloworld Ltd.	317	2,342
Bid Corp. Ltd.(a)	407	8,947
Bidvest Group Ltd. (The)	466	6,368
Capitec Bank Holdings Ltd.	97	10,787
Clicks Group Ltd.	351	6,360
Coronation Fund Managers Ltd.	432	1,431
Dis-Chem Pharmacies Ltd.(b)	645	1,377
Discovery Ltd.(a)	513	4,124
Distell Group Holdings Ltd.(a)	106	1,238
Exxaro Resources Ltd.	300	3,718
FirstRand Ltd.	5,741	21,333
Fortress REIT Ltd., Class A	1,712	1,623
Foschini Group Ltd. (The)(a)	300	3,178
Gold Fields Ltd.	1,099	10,769
Growthpoint Properties Ltd.	4,055	4,089
Harmony Gold Mining Co. Ltd.	684	2,821
Impala Platinum Holdings Ltd.	914	16,495
Investec Ltd.	360	1,345
Kumba Iron Ore Ltd.	86	4,574
Liberty Holdings Ltd.(a)	195	1,097
Life Healthcare Group Holdings Ltd.(a)	2,097	3,377
Momentum Metropolitan Holdings	1,164	1,530
Mr Price Group Ltd.	275	4,098
MTN Group Ltd.(a)	2,139	15,413
MultiChoice Group	593	4,928
Naspers Ltd., Class N	487	93,946
Nedbank Group Ltd.(a)	444	5,138
Netcare Ltd.(a)	2,207	2,299
Northam Platinum Ltd.(a)	402	6,350
Old Mutual Ltd.	4,011	3,543
Pepkor Holdings Ltd.(a)(b)	1,136	1,628
Pick n Pay Stores Ltd.	407	1,452
Rand Merchant Investment Holdings Ltd.	1,145	2,433
Redefine Properties Ltd.(a)	7,385	2,115
Remgro Ltd.	746	5,682
Resilient REIT Ltd.	354	1,272
Sanlam Ltd.	2,171	8,590
Santam Ltd.(a)	69	1,182
Sappi Ltd.(a)	845	2,382
Sasol Ltd.(a)	656	9,829
Shoprite Holdings Ltd.	669	7,335
Sibanye Stillwater Ltd.	3,113	13,575
SPAR Group Ltd. (The)	257	3,228
Standard Bank Group Ltd.	1,541	13,015
Telkom S.A. SOC Ltd.(a)	483	1,399
Tiger Brands Ltd.	248	3,272
Truworths International Ltd.	675	2,852
	Shares	Value
South Africa-(continued)
Vodacom Group Ltd.	561	$5,010
Woolworths Holdings Ltd.(a)	1,104	4,212
		372,928
Taiwan-16.69%
Accton Technology Corp.	778	9,069
Acer, Inc.	4,145	4,032
Advantech Co. Ltd.	565	7,354
ASE Technology Holding Co. Ltd.	4,353	19,068
Asia Cement Corp.	2,972	5,505
ASMedia Technology, Inc.	57	3,985
Asustek Computer, Inc.	930	11,673
AU Optronics Corp.	10,691	7,894
Capital Securities Corp.	3,241	1,854
Catcher Technology Co. Ltd.	1,121	7,416
Cathay Financial Holding Co. Ltd.	9,300	18,058
Chailease Holding Co. Ltd.	1,381	11,432
Chang Hwa Commercial Bank Ltd.	9,033	5,346
Cheng Shin Rubber Industry Co. Ltd.	2,887	4,449
Chicony Electronics Co. Ltd.	1,083	3,118
China Airlines Ltd.(a)	2,764	1,705
China Development Financial Holding Corp.	15,241	7,685
China Steel Corp.(a)	15,603	20,281
Chunghwa Telecom Co. Ltd.	4,419	18,172
Compal Electronics, Inc.	5,687	4,393
CTBC Financial Holding Co. Ltd.	21,821	17,830
Delta Electronics, Inc.	2,594	26,622
E.Sun Financial Holding Co. Ltd.	12,182	11,544
Eclat Textile Co. Ltd.	210	4,581
ENNOSTAR, Inc.(a)	909	2,665
Eva Airways Corp.	3,125	2,039
Evergreen Marine Corp. Taiwan Ltd.(a)	3,192	15,067
Far Eastern International Bank	2,625	1,009
Far Eastern New Century Corp.	5,789	6,127
Far EasTone Telecommunications Co. Ltd.	2,264	4,906
Feng TAY Enterprise Co. Ltd.	637	5,262
First Financial Holding Co. Ltd.	12,298	10,005
Formosa Chemicals & Fibre Corp.	4,053	11,913
Formosa Petrochemical Corp.	765	2,662
Formosa Plastics Corp.	5,867	20,938
Formosa Taffeta Co. Ltd.	2,535	2,951
Foxconn Technology Co. Ltd.	991	2,183
Fubon Financial Holding Co. Ltd.	8,701	23,335
Giant Manufacturing Co. Ltd.	282	3,247
Globalwafers Co. Ltd.	269	8,147
Hiwin Technologies Corp.	268	3,067
Hon Hai Precision Industry Co. Ltd.	14,440	56,800
Hotai Motor Co. Ltd.	328	6,920
HTC Corp.(a)	2,379	3,339
Hua Nan Financial Holdings Co. Ltd.	11,435	7,892
Innolux Corp.	9,000	5,986
Inventec Corp.	4,466	3,745
Largan Precision Co. Ltd.	140	14,668
Lite-On Technology Corp.	2,846	6,523
MediaTek, Inc.	1,776	57,792
Mega Financial Holding Co. Ltd.	12,848	15,207
Micro-Star International Co. Ltd.	946	5,007
momo.com, Inc.	75	4,184
Nan Ya Plastics Corp.	6,050	18,822
Nan Ya Printed Circuit Board Corp.	137	1,945
Nien Made Enterprise Co. Ltd.	135	2,264
Novatek Microelectronics Corp.	735	13,431
Oneness Biotech Co. Ltd.(a)	356	2,457

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
Taiwan-(continued)
Pegatron Corp.	2,910	$7,003
Pou Chen Corp.	3,194	4,032
President Chain Store Corp.	830	8,325
Quanta Computer, Inc.	3,516	9,719
Realtek Semiconductor Corp.	648	13,625
Shanghai Commercial & Savings Bank Ltd. (The)	3,884	5,799
Shin Kong Financial Holding Co. Ltd.	15,108	4,954
Shin Kong Financial Holding Co. Ltd., Rts., expiring 08/13/2021(a)	850	29
Sino-American Silicon Products, Inc.	445	3,007
SinoPac Financial Holdings Co. Ltd.	14,887	7,479
Synnex Technology International Corp.	2,674	5,068
Taishin Financial Holding Co. Ltd.	9,726	5,895
Taiwan Business Bank	6,443	2,186
Taiwan Cement Corp.	6,343	11,931
Taiwan Cooperative Financial Holding Co. Ltd.	12,447	9,725
Taiwan Fertilizer Co. Ltd.	1,934	4,136
Taiwan Glass Industry Corp.	1,939	2,642
Taiwan Mobile Co. Ltd.	1,306	4,857
Taiwan Semiconductor Manufacturing Co. Ltd.	28,832	597,982
Teco Electric and Machinery Co. Ltd.	2,664	2,958
Transcend Information, Inc.	1,000	2,503
Unimicron Technology Corp.	1,548	8,082
Uni-President Enterprises Corp.	5,513	14,431
United Microelectronics Corp.	14,316	29,589
Vanguard International Semiconductor Corp.	1,267	5,233
Walsin Lihwa Corp.	4,145	4,224
Walsin Technology Corp.	702	5,021
Wan Hai Lines Ltd.	864	6,905
Win Semiconductors Corp.	590	7,300
Winbond Electronics Corp.	3,000	3,669
Wistron Corp.	3,188	3,163
Wiwynn Corp.	137	4,590
Yageo Corp.	598	11,975
Yuanta Financial Holding Co. Ltd.	14,951	13,580
Zhen Ding Technology Holding Ltd.	609	2,276
		1,419,464
Tanzania-0.13%
AngloGold Ashanti Ltd.	536	10,744
Thailand-2.12%
Advanced Info Service PCL, NVDR	1,442	7,875
Airports of Thailand PCL, NVDR	5,782	9,939
Asset World Corp. PCL, NVDR(a)	10,362	1,154
B. Grimm Power PCL, NVDR	1,016	1,221
Bangkok Dusit Medical Services PCL, NVDR	11,745	8,040
Bangkok Expressway & Metro PCL, NVDR	11,730	2,730
Banpu PCL, NVDR	6,475	2,620
Berli Jucker PCL, NVDR	1,442	1,492
BTS Group Holdings PCL, NVDR	11,676	3,020
BTS Group Holdings PCL, Wts., expiring 12/31/2022(a)(c)	583	0
BTS Group Holdings PCL, Wts., expiring 12/31/2024(a)(c)	1,167	0
BTS Group Holdings PCL, Wts., expiring 12/31/2026(a)(c)	2,335	0
Bumrungrad Hospital PCL, NVDR	462	1,687
Central Pattana PCL, NVDR	3,397	4,858
Charoen Pokphand Foods PCL, NVDR	4,820	3,813
CP ALL PCL, NVDR	6,598	11,844
Delta Electronics Thailand PCL, NVDR	342	6,077
Electricity Generating PCL, NVDR	378	1,967
	Shares	Value
Thailand-(continued)
Energy Absolute PCL, NVDR	2,755	$4,987
Global Power Synergy PCL, NVDR	959	2,239
Gulf Energy Development PCL, NVDR	5,782	5,893
Home Product Center PCL, NVDR	8,421	3,408
Indorama Ventures PCL, NVDR	2,829	3,120
Intouch Holdings PCL, NVDR	3,250	6,378
IRPC PCL, NVDR	15,086	1,616
Krung Thai Bank PCL, NVDR	7,257	2,230
Krungthai Card PCL, NVDR	2,051	3,853
Land & Houses PCL, NVDR	9,779	2,321
Minor International PCL, NVDR(a)	5,348	4,841
Muangthai Capital PCL, NVDR	1,056	1,920
Osotspa PCL, NVDR	1,724	1,849
PTT Exploration & Production PCL, NVDR	1,555	4,873
PTT Global Chemical PCL, NVDR	3,181	5,492
PTT PCL, NVDR	16,680	17,635
Ratch Group PCL, NVDR	1,103	1,426
Siam Cement PCL (The), NVDR	1,088	13,704
Siam Commercial Bank PCL (The), NVDR	3,313	9,425
Siam Makro PCL, NVDR	2,162	2,385
Srisawad Corp. PCL, NVDR	967	1,883
Thai Oil PCL, NVDR	1,448	1,938
Thai Union Group PCL, NVDR	4,292	2,899
TMBThanachart Bank PCL, NVDR	52,914	1,562
Total Access Communication PCL, NVDR	2,003	2,301
True Corp. PCL, NVDR	20,807	2,038
		180,553
Turkey-0.43%
Akbank T.A.S.	3,265	2,039
Anadolu Efes Biracilik ve Malt Sanayii A.S.	753	1,987
Arcelik A.S.	309	1,211
Aselsan Elektronik Sanayi Ve Ticaret A.S.	942	1,735
BIM Birlesik Magazalar A.S.	654	4,923
Coca-Cola Icecek A.S.	138	1,390
Enka Insaat ve Sanayi A.S.	1,431	1,573
Eregli Demir ve Celik Fabrikalari TAS	1,680	3,990
Ford Otomotiv Sanayi A.S.	87	1,785
Haci Omer Sabanci Holding A.S.	1,556	1,751
KOC Holding A.S.	1,154	2,817
Petkim Petrokimya Holding A.S.(a)	1,775	1,195
Turk Hava Yollari AO(a)	1,593	2,408
Turkcell Iletisim Hizmetleri A.S.	1,382	2,524
Turkiye Garanti Bankasi A.S.	1,934	1,957
Turkiye Is Bankasi A.S., Class C	1,965	1,230
Turkiye Petrol Rafinerileri A.S.(a)	110	1,225
Turkiye Sise ve Cam Fabrikalari A.S.	1,101	992
		36,732
United Arab Emirates-0.88%
Abu Dhabi Commercial Bank PJSC	3,541	6,767
Abu Dhabi Islamic Bank PJSC	1,214	1,828
Air Arabia PJSC(a)	5,446	2,016
Aldar Properties PJSC	5,147	5,563
Dana Gas PJSC	4,568	1,097
Dubai Investments PJSC	2,784	1,296
Dubai Islamic Bank PJSC	2,418	3,179
Emaar Development PJSC(a)	2,682	2,738
Emaar Malls PJSC(a)	2,679	1,386
Emaar Properties PJSC	3,827	4,147
Emirates NBD Bank PJSC	1,916	6,990

See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)—(continued)
July 31, 2021
(Unaudited)
	Shares	Value
United Arab Emirates-(continued)
Emirates Telecommunications Group Co. PJSC	2,325	$14,432
First Abu Dhabi Bank PJSC	5,195	23,449
		74,888
United States-0.16%
JBS S.A.	1,218	7,584
Parade Technologies Ltd.	93	5,687
		13,271
Total Common Stocks & Other Equity Interests (Cost $7,686,885)		7,790,965
Exchange-Traded Funds-8.04%
India-8.04%
Invesco India ETF(i)	13,790	361,574
iShares MSCI India ETF	7,218	322,572
Total Exchange-Traded Funds (Cost $609,210)		684,146
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.63% (Cost $8,296,095)		8,475,111
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.98%
Invesco Private Government Fund, 0.02%(i)(j)(k)	25,064	$25,064
Invesco Private Prime Fund, 0.12%(i)(j)(k)	58,460	58,483
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $83,547)		83,547
TOTAL INVESTMENTS IN SECURITIES-100.61% (Cost $8,379,642)		8,558,658
OTHER ASSETS LESS LIABILITIES-(0.61)%		(51,700)
NET ASSETS-100.00%		$8,506,958

Investment Abbreviations:
ADR-American Depositary Receipt
CPO-Certificates of Ordinary Participation
GDR-Global Depositary Receipt
NVDR-Non-Voting Depositary Receipt
REIT-Real Estate Investment Trust
Rts.-Rights
TBA-To Be Announced
Wts.-Warrants

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2021 was $678,112, which represented 7.97% of the Fund’s Net Assets.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(d)	All or a portion of this security was out on loan at July 31, 2021.
(e)	Each CPO for Cemex S.A.B. de C.V. represents two Series A shares and one Series B share.
(f)	Each CPO for Fomento Economico Mexicano, S.A.B. de C.V. represents one Series B share and four Series D shares.
(g)	Each CPO for Grupo Televisa S.A.B. represents twenty-five Series A shares, twenty-two Series B shares, thirty-five Series D shares and thirty-five Series L shares.
(h)	Each CPO for Megacable Holdings S.A.B. de C.V. represents two Series shares.
(i)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended July 31, 2021.

	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Invesco India ETF	$110,818	$312,045	$(119,577)	$55,561	$2,727	$361,574	$1,015
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	515	1,589,618	(1,590,133)	-	-	-	7
See accompanying notes which are an integral part of this schedule.

Invesco PureBetaSM FTSE Emerging Markets ETF (PBEE)—(continued)
July 31, 2021
(Unaudited)
	Value October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$8,324	$453,751	$(437,011)	$-	$-	$25,064	$3*
Invesco Private Prime Fund	12,486	649,401	(603,406)	-	2	58,483	39*
Total	$132,143	$3,004,815	$(2,750,127)	$55,561	$2,729	$445,121	$1,064

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(j)	The rate shown is the 7-day SEC standardized yield as of July 31, 2021.
(k)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
July 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco PureBetaSM 0-5 Yr US TIPS ETF
Investments in Securities
U.S. Treasury Securities	$-	$39,743,011	$-	$39,743,011
Money Market Funds	44,842	-	-	44,842
Total Investments	$44,842	$39,743,011	$-	$39,787,853
Invesco PureBetaSM FTSE Developed ex-North America ETF
Investments in Securities
Common Stocks & Other Equity Interests	$8,820,792	$-	$1,165	$8,821,957
Money Market Funds	-	195,429	-	195,429
Total Investments	$8,820,792	$195,429	$1,165	$9,017,386
Invesco PureBetaSM FTSE Emerging Markets ETF
Investments in Securities
Common Stocks & Other Equity Interests	$7,769,340	$17,772	$3,853	$7,790,965
Exchange-Traded Funds	684,146	-	-	684,146
Money Market Funds	-	83,547	-	83,547
Total Investments	$8,453,486	$101,319	$3,853	$8,558,658